UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03334

Calvert Social Investment Fund

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Report to Stockholders.

Calvert
Social Investment Fund
Semiannual Report
March 31, 2022

Calvert Balanced Fund    •    Calvert Bond Fund    •    Calvert Equity Fund

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2022
Calvert
Social Investment Fund

Calvert
Balanced Fund
March 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/21/1982	10/21/1982	0.48%	6.74%	10.26%	8.70%
Class A with 4.75% Maximum Sales Charge	—	—	(4.29)	1.66	9.20	8.17
Class C at NAV	03/01/1994	10/21/1982	0.11	5.96	9.43	8.01
Class C with 1% Maximum Sales Charge	—	—	(0.83)	4.97	9.43	8.01
Class I at NAV	12/27/2004	10/21/1982	0.61	7.02	10.57	9.09
Class R6 at NAV	02/01/2019	10/21/1982	0.64	7.08	10.60	9.11

Russell 1000® Index	—	—	4.15%	13.27%	15.81%	14.52%
Bloomberg U.S. Aggregate Bond Index	—	—	(5.92)	(4.15)	2.14	2.24
Balanced Blended Benchmark	—	—	0.14	6.16	10.50	9.70

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.90%	1.66%	0.66%	0.61%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Balanced Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

Calvert
Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Vishal Khanduja, CFA and Brian S. Ellis, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	(5.80)%	(3.76)%	2.53%	2.74%
Class A with 3.75% Maximum Sales Charge	—	—	(9.34)	(7.37)	1.75	2.34
Class C at NAV	06/01/1998	08/24/1987	(6.16)	(4.51)	1.70	2.06
Class C with 1% Maximum Sales Charge	—	—	(7.09)	(5.44)	1.70	2.06
Class I at NAV	03/31/2000	08/24/1987	(5.69)	(3.56)	2.77	3.12
Class R6 at NAV	10/03/2017	08/24/1987	(5.72)	(3.56)	2.81	3.14

Bloomberg U.S. Aggregate Bond Index	—	—	(5.92)%	(4.15)%	2.14%	2.24%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.74%	1.54%	0.54%	0.47%
Net	0.73	1.53	0.53	0.46
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Bond Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)*

* For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”)), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of an issuance based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P, Fitch or Kroll (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Calvert
Equity Fund
March 31, 2022
Performance

Portfolio Manager(s) Joseph B. Hudepohl, CFA, Lance V. Garrison, CFA, Jeffrey A. Miller, CFA and Robert R. Walton, Jr., CFA, each of Atlanta Capital Management Company, LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1987	08/24/1987	(0.26)%	12.74%	19.31%	14.78%
Class A with 4.75% Maximum Sales Charge	—	—	(5.00)	7.38	18.16	14.22
Class C at NAV	03/01/1994	08/24/1987	(0.63)	11.88	18.41	14.10
Class C with 1% Maximum Sales Charge	—	—	(1.56)	10.88	18.41	14.10
Class I at NAV	11/01/1999	08/24/1987	(0.14)	13.02	19.65	15.22
Class R6 at NAV	10/03/2017	08/24/1987	(0.11)	13.09	19.70	15.24

Russell 1000® Growth Index	—	—	1.54%	14.98%	20.87%	17.03%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.91%	1.66%	0.66%	0.60%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Equity Fund
March 31, 2022
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Microsoft Corp.	4.8%
Thermo Fisher Scientific, Inc.	4.8
Alphabet, Inc., Class C	4.7
Visa, Inc., Class A	4.6
Mastercard, Inc., Class A	4.5
Danaher Corp.	4.4
Verisk Analytics, Inc.	4.1
Intercontinental Exchange, Inc.	3.4
Zoetis, Inc.	3.4
American Tower Corp.	3.1
Total	41.8%

*	Excludes cash and cash equivalents.

Calvert
Social Investment Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for Calvert Bond Fund that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profiles subject to change due to active management.

Calvert
Social Investment Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Balanced Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,004.80	$4.50	0.90%
Class C	$1,000.00	$1,001.10	$8.28	1.66%
Class I	$1,000.00	$1,006.10	$3.30	0.66%
Class R6	$1,000.00	$1,006.40	$3.05	0.61%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.44	$4.53	0.90%
Class C	$1,000.00	$1,016.65	$8.35	1.66%
Class I	$1,000.00	$1,021.64	$3.33	0.66%
Class R6	$1,000.00	$1,021.89	$3.07	0.61%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.

Calvert
Social Investment Fund
March 31, 2022
Fund Expenses — continued

Calvert Bond Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 942.00	$3.53 **	0.73%
Class C	$1,000.00	$ 938.40	$7.39 **	1.53%
Class I	$1,000.00	$ 943.10	$2.57 **	0.53%
Class R6	$1,000.00	$ 942.80	$2.23 **	0.46%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.29	$3.68 **	0.73%
Class C	$1,000.00	$1,017.30	$7.70 **	1.53%
Class I	$1,000.00	$1,022.29	$2.67 **	0.53%
Class R6	$1,000.00	$1,022.64	$2.32 **	0.46%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
Calvert Equity Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 997.40	$4.48	0.90%
Class C	$1,000.00	$ 993.70	$8.20	1.65%
Class I	$1,000.00	$ 998.60	$3.24	0.65%
Class R6	$1,000.00	$ 998.90	$2.89	0.58%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.44	$4.53	0.90%
Class C	$1,000.00	$1,016.70	$8.30	1.65%
Class I	$1,000.00	$1,021.69	$3.28	0.65%
Class R6	$1,000.00	$1,022.04	$2.92	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.6%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$422	$ 426,955
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	305	303,431
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	525	499,201
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	73	70,486
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,518	1,511,796
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	1,640	1,587,575
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	960	926,785
Conn's Receivables Funding, LLC:
Series 2020-A, Class A, 1.71%, 6/16/25(1)	24	24,002
Series 2020-A, Class B, 4.27%, 6/16/25(1)	122	122,242
Series 2020-A, Class C, 4.20%, 6/16/25(1)	82	81,332
Series 2021-A, Class A, 1.05%, 5/15/26(1)	1,476	1,470,493
Series 2021-A, Class B, 2.87%, 5/15/26(1)	1,370	1,330,837
Series 2021-A, Class C, 4.59%, 5/15/26(1)	375	355,340
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	768	724,052
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	163	164,328
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	1,139	1,032,970
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	255	238,315
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	2,166	2,006,597
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	125	126,537
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	805	798,751
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	124	123,348
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	1,210	1,193,840
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	343	341,963
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	660	606,417
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	430	416,948
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	633	627,370
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	925	908,432
Series 2021-3, Class B, 0.76%, 2/26/29(1)	818	795,017
Security	Principal Amount (000's omitted)	Value
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	$1,239	$ 1,229,171
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	244	212,222
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	117	98,947
Marlette Funding Trust, Series 2020-2A, Class C, 2.83%, 9/16/30(1)	107	106,950
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	501	442,282
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	480	477,553
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,175	1,140,992
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	103	102,769
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	132	124,598
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	108	103,487
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	271	247,122
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	391	365,937
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	664	609,707
Series 2021-3A, Class D, 3.28%, 6/20/52(1)	131	122,795
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	988	929,387
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	1,945	1,875,156
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 6/18/31(1)	104	104,096
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	265	260,348
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	2,008	2,003,656
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	979	924,915
Series 2021-B, Class C, 3.65%, 5/8/31(1)	178	173,309
Series 2021-C, Class A, 2.18%, 10/8/31(1)	5,100	4,807,008
Series 2021-C, Class B, 2.67%, 10/8/31(1)	530	500,845
Series 2021-C, Class C, 3.61%, 10/8/31(1)	105	100,263
Pagaya AI Debt Selection Trust:
Series 2020-3, Class B, 3.22%, 5/17/27(1)	305	304,601
Series 2021-2, 3.00%, 1/25/29(1)	1,238	1,210,702
Series 2021-3, Class A, 1.15%, 5/15/29(1)	2,920	2,861,306
Series 2021-5, Class A, 1.53%, 8/15/29(1)	2,098	2,051,750
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	579	561,044
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	69	69,415
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	616	581,208
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	199	198,992

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	$1,000	$ 1,008,891
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	350	319,016
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	442	402,101
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	2,012	2,026,295
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	373	367,178
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,139	1,116,312
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	783	755,130
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	4,804	4,829,576
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	405	398,575
Sunnova Helios II Issuer, LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	1,279	1,194,004
Series 2021-A, Class B, 3.15%, 2/20/48(1)	429	378,998
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	1,434	1,348,092
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	241	231,760
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	470	462,043
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	440	420,886
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	715	652,616
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	311	306,475
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	748	739,290
Theorem Funding Trust:
Series 2020-1A, Class B, 3.95%, 10/15/26(1)	447	449,324
Series 2021-1A, Class A, 1.21%, 12/15/27(1)	1,194	1,176,699
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	174	166,213
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class C, 4.50%, 5/17/32(1)	134	79,708
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	1,045	1,042,117
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	750	750,420
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	159	159,779
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,037	1,028,997
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,405	1,287,712
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	621	580,370
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	970	877,122
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	$361	$ 311,859
Series 2020-A, Class C, 6.657%, 3/15/45(1)	181	126,066
Total Asset-Backed Securities (identified cost $71,247,036)		$ 68,711,517

Collateralized Mortgage Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2017-1, Class B1, 5.207%, (1 mo. USD LIBOR + 4.75%), 10/25/27(1)(2)	$155	$ 157,470
Series 2021-1A, Class M1A, 1.849%, (30-day average SOFR + 1.75%), 3/25/31(1)(2)	296	296,145
Series 2021-1A, Class M1B, 2.299%, (30-day average SOFR + 2.20%), 3/25/31(1)(2)	248	246,980
Series 2021-1A, Class M1C, 3.049%, (30-day average SOFR + 2.95%), 3/25/31(1)(2)	150	151,236
Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(2)	1,703	1,698,276
Series 2021-3A, Class A2, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(2)	590	585,031
Series 2021-3A, Class M1B, 1.499%, (30-day average SOFR + 1.40%), 9/25/31(1)(2)	415	404,239
Eagle Re, Ltd.:
Series 2021-1, Class M1A, 1.799%, (30-day average SOFR + 1.70%), 10/25/33(1)(2)	601	601,893
Series 2021-2, Class M1C, 3.549%, (30-day average SOFR + 3.45%), 4/25/34(1)(2)	415	408,373
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	217	219,760
Series 2018-DNA1, Class M2AT, 1.507%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	322	322,397
Series 2019-DNA3, Class B2, 8.607%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(2)	240	248,589
Series 2019-DNA3, Class M2, 2.507%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	1,121	1,124,368
Series 2019-DNA4, Class M2, 2.407%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(2)	136	136,208
Series 2019-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(2)	165	164,698
Series 2019-HQA4, Class B1, 3.407%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(2)	57	56,150
Series 2020-DNA6, Class B1, 3.099%, (30-day average SOFR + 3.00%), 12/25/50(1)(2)	50	46,493
Series 2020-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(2)	108	106,260
Series 2021-DNA3, Class M1, 0.849%, (30-day average SOFR + 0.75%), 10/25/33(1)(2)	487	483,368

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2022-DNA2, Class M1A, 1.399%, (30-day average SOFR + 1.30%), 2/25/42(1)(2)	$1,066	$ 1,062,881
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.707%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	255	263,548
Series 2014-C02, Class 2M2, 3.057%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	113	114,565
Series 2014-C03, Class 2M2, 3.357%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	158	158,643
Series 2014-C04, Class 1M2, 5.357%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	464	478,516
Series 2018-R07, Class 1M2, 2.857%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	123	123,422
Series 2019-R01, Class 2B1, 4.807%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(2)	150	151,113
Series 2019-R02, Class 1B1, 4.607%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(2)	150	151,137
Series 2019-R02, Class 1M2, 2.757%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	12	12,157
Series 2019-R03, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(2)	150	151,666
Series 2019-R05, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(2)	251	250,747
Series 2019-R05, Class 1M2, 2.457%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(2)	3	2,648
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	911	891,136
Series 2019-R07, Class 1B1, 3.857%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(2)	268	259,488
Series 2020-R02, Class 2B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(2)	1,120	1,031,586
Series 2021-R01, Class 1B2, 6.099%, (30-day average SOFR + 6.00%), 10/25/41(1)(2)	351	327,569
Series 2021-R02, Class 2B1, 3.399%, (30-day average SOFR + 3.30%), 11/25/41(1)(2)	35	32,198
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	547	549,250
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	125	117,408
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	1,060	983,079
Home Re, Ltd.:
Series 2018-1, Class M2, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(2)	811	802,260
Series 2021-1, Class M1B, 2.007%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	690	685,826
Series 2021-1, Class M2, 3.307%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	215	200,380
Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 4.057%, (1 mo. USD LIBOR + 3.60%), 10/25/30(1)(2)	256	258,282
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	463	459,873
Security	Principal Amount (000's omitted)	Value
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	$655	$ 647,271
Series 2021-2, Class A, 2.349%, 10/17/27(1)	101	99,363
Total Collateralized Mortgage Obligations (identified cost $18,075,901)		$ 17,723,946

Commercial Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$1,605	$ 1,471,391
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	680	592,604
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)	1,215	901,910
BBCMS Mortgage Trust:
Series 2017-DELC, Class E, 2.897%, (1 mo. USD LIBOR + 2.50%), 8/15/36(1)(2)	212	206,967
Series 2017-DELC, Class F, 3.897%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(2)	285	278,071
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.317%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	1,335	1,329,856
Series 2019-XL, Class B, 1.477%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	638	632,440
Series 2021-VOLT, Class B, 1.347%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	1,809	1,752,574
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	549	528,632
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	1,739	1,682,643
CSMC, Series 2022-CNTR, Class A, 4.246%, (SOFR + 3.94%), 1/15/24(1)(2)	247	240,545
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.477%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	636	629,338
Series 2021-ESH, Class C, 2.097%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	1,380	1,362,332
Series 2021-ESH, Class D, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	451	445,021
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	3,315	3,198,092
Series KG03, Class A2, 1.297%, 6/25/30(3)	770	682,037
Series KSG1, Class A2, 1.503%, 9/25/30	704	632,938
Series KW06, Class A2, 3.80%, 6/25/28(3)	1,135	1,194,859
Series W5FX, Class AFX, 2.969%, 4/25/28(3)	413	420,761
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(3)	1,175	1,190,701
Series 2018-M4, Class A2, 3.161%, 3/25/28(3)	2,148	2,204,227
Series 2018-M13, Class A2, 3.713%, 9/25/30(3)	3,235	3,468,652

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2019-M1, Class A2, 3.671%, 9/25/28(3)	$993	$ 1,041,036
Series 2019-M22, Class A2, 2.522%, 8/25/29	1,897	1,869,215
Series 2020-M1, Class A2, 2.444%, 10/25/29	2,322	2,267,146
Series 2020-M20, Class A2, 1.435%, 10/25/29	1,505	1,382,167
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 2.157%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	389	382,129
Series 2019-01, Class M10, 3.707%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	548	520,208
Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,310	1,265,208
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.547%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(2)	2,738	2,718,668
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	550	162,483
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	225	40,162
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	1,909	1,900,700
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(2)(5)	225	222,888
Series 2017-CLS, Class F, 2.997%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(2)(5)	629	621,919
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	1,315	1,299,014
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	386	376,527
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	205	196,635
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	1,674	1,559,814
VMC Finance, LLC:
Series 2021-HT1, Class A, 2.118%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	1,398	1,373,413
Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	2,057	2,000,433
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(3)	850	742,184
Total Commercial Mortgage-Backed Securities (identified cost $49,034,000)		$ 46,988,540

Common Stocks — 60.3%

Security	Shares	Value
Auto Components — 0.7%
Aptiv PLC(6)	71,000	$ 8,499,410
		$ 8,499,410
Security	Shares	Value
Automobiles — 0.6%
Tesla, Inc.(6)	6,400	$ 6,896,640
		$ 6,896,640
Banks — 2.1%
PNC Financial Services Group, Inc. (The)	66,300	$ 12,229,035
Wells Fargo & Co.	287,100	13,912,866
		$ 26,141,901
Beverages — 2.2%
Coca-Cola Co. (The)	304,200	$ 18,860,400
Coca-Cola Europacific Partners PLC	156,000	7,583,160
		$ 26,443,560
Biotechnology — 1.7%
AbbVie, Inc.	125,800	$ 20,393,438
		$ 20,393,438
Capital Markets — 3.0%
Intercontinental Exchange, Inc.	111,100	$ 14,678,532
S&P Global, Inc.	24,500	10,049,410
Tradeweb Markets, Inc., Class A	145,266	12,764,523
		$ 37,492,465
Chemicals — 1.0%
FMC Corp.	92,900	$ 12,222,853
		$ 12,222,853
Commercial Services & Supplies — 1.0%
Waste Management, Inc.	75,425	$ 11,954,862
		$ 11,954,862
Containers & Packaging — 0.6%
AptarGroup, Inc.	62,300	$ 7,320,250
		$ 7,320,250
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	226,000	$ 11,512,440
		$ 11,512,440
Electric Utilities — 0.9%
NextEra Energy, Inc.	137,500	$ 11,647,625
		$ 11,647,625
Electrical Equipment — 0.8%
AMETEK, Inc.	69,500	$ 9,256,010
		$ 9,256,010

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
TE Connectivity, Ltd.	71,800	$ 9,404,364
		$ 9,404,364
Energy Equipment & Services — 1.8%
Baker Hughes Co.	612,900	$ 22,315,689
		$ 22,315,689
Entertainment — 0.4%
Walt Disney Co. (The)(6)	35,200	$ 4,828,032
		$ 4,828,032
Equity Real Estate Investment Trusts (REITs) — 2.0%
EastGroup Properties, Inc.	54,600	$ 11,099,088
Lamar Advertising Co., Class A	118,000	13,709,240
		$ 24,808,328
Food & Staples Retailing — 2.2%
Sysco Corp.	179,900	$ 14,688,835
Walmart, Inc.	79,300	11,809,356
		$ 26,498,191
Health Care Equipment & Supplies — 1.4%
Boston Scientific Corp.(6)	239,000	$ 10,585,310
Teleflex, Inc.	17,800	6,315,974
		$ 16,901,284
Health Care Providers & Services — 1.3%
Anthem, Inc.	31,700	$ 15,571,674
		$ 15,571,674
Hotels, Restaurants & Leisure — 0.7%
Marriott International, Inc., Class A(6)	49,700	$ 8,734,775
		$ 8,734,775
Insurance — 1.1%
Allstate Corp. (The)	100,200	$ 13,878,702
		$ 13,878,702
Interactive Media & Services — 3.8%
Alphabet, Inc., Class C(6)	16,712	$ 46,676,449
		$ 46,676,449
Internet & Direct Marketing Retail — 3.0%
Amazon.com, Inc.(6)	11,166	$ 36,400,602
		$ 36,400,602
Security	Shares	Value
IT Services — 2.4%
Automatic Data Processing, Inc.	57,600	$ 13,106,304
Visa, Inc., Class A	76,200	16,898,874
		$ 30,005,178
Life Sciences Tools & Services — 2.2%
Danaher Corp.	44,400	$ 13,023,852
Thermo Fisher Scientific, Inc.	23,097	13,642,243
		$ 26,666,095
Machinery — 1.4%
Stanley Black & Decker, Inc.	30,000	$ 4,193,700
Westinghouse Air Brake Technologies Corp.	139,600	13,425,332
		$ 17,619,032
Multi-Utilities — 1.2%
Sempra Energy	91,100	$ 15,315,732
		$ 15,315,732
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	147,300	$ 10,757,319
Eli Lilly & Co.	43,500	12,457,095
Pfizer, Inc.	96,100	4,975,097
		$ 28,189,511
Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	104,800	$ 9,205,632
		$ 9,205,632
Road & Rail — 1.1%
Union Pacific Corp.	50,000	$ 13,660,500
		$ 13,660,500
Semiconductors & Semiconductor Equipment — 3.2%
Analog Devices, Inc.	85,600	$ 14,139,408
Lam Research Corp.	15,200	8,171,672
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	64,300	6,703,918
Texas Instruments, Inc.	59,296	10,879,630
		$ 39,894,628
Software — 5.4%
Bill.com Holdings, Inc.(6)	26,500	$ 6,009,935
Intuit, Inc.	17,767	8,543,084
Microsoft Corp.	168,851	52,058,452
		$ 66,611,471

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.3%
Bath & Body Works, Inc.	156,500	$ 7,480,700
TJX Cos., Inc. (The)	133,300	8,075,314
		$ 15,556,014
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	294,008	$ 51,336,737
		$ 51,336,737
Venture Capital — 0.2%
CFBanc Corp.(6)(7)(8)	27,000	$ 584,963
Consensus Orthopedics, Inc.(6)(7)(8)	180,877	0
Learn Capital Venture Partners III, L.P.(6)(7)(8)	1,056,322	1,604,001
Neighborhood Bancorp, Class A(6)(7)(8)	10,000	12,500
		$ 2,201,464
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(6)	69,345	$ 8,900,431
		$ 8,900,431
Total Common Stocks (identified cost $494,903,308)		$ 740,961,969

Convertible Bonds — 0.1%

Security	Principal Amount (000's omitted)	Value
Technology — 0.1%
1Life Healthcare, Inc., 3.00%, 6/15/25	$172	$ 149,296
ams-OSRAM AG, 0.875%, 9/28/22(9)	600	590,199
Total Convertible Bonds (identified cost $742,903)		$ 739,495

Corporate Bonds — 15.4%

Security	Principal Amount (000's omitted)	Value
Communications — 1.4%
AT&T, Inc.:
2.30%, 6/1/27	$1	$ 954
3.10%, 2/1/43	821	710,871
3.50%, 9/15/53	92	81,076
3.55%, 9/15/55	900	796,850
3.65%, 6/1/51	2,851	2,603,284
3.65%, 9/15/59	111	97,725
3.80%, 12/1/57	1,097	1,005,202
Security	Principal Amount (000's omitted)	Value
Communications (continued)
AT&T, Inc.: (continued)
4.90%, 6/15/42	$785	$ 850,817
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	304	301,389
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	3,015	2,873,031
Comcast Corp.:
2.887%, 11/1/51(1)	1,125	953,131
2.937%, 11/1/56(1)	1,283	1,064,966
Level 3 Financing, Inc., 3.75%, 7/15/29(1)(10)	80	70,999
NBCUniversal Media, LLC, 4.45%, 1/15/43	248	267,644
Nokia Oyj:
4.375%, 6/12/27(10)	947	962,550
6.625%, 5/15/39(10)	990	1,181,461
Rogers Communications, Inc., 3.80%, 3/15/32(1)	588	584,183
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)(10)	463	450,446
SES S.A., 5.30%, 4/4/43(1)	274	267,231
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	182	172,318
T-Mobile USA, Inc.:
2.25%, 2/15/26(10)	48	45,283
2.25%, 11/15/31	161	141,095
2.55%, 2/15/31	371	337,009
2.625%, 4/15/26	1,225	1,171,615
4.50%, 4/15/50	860	873,105
		$ 17,864,235
Consumer, Cyclical — 1.1%
American Airlines Pass-Through Trust, 4.40%, 9/22/23	$209	$ 203,656
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	1,905	1,921,964
5.75%, 4/20/29(1)	44	43,896
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32(10)	410	389,113
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	649	682,213
6.875%, 11/1/35	107	110,414
7.60%, 7/15/37	459	477,183
Brunswick Corp., 5.10%, 4/1/52	185	176,728
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	265	279,168
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	1,271	1,282,952
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,607	2,231,515
Ford Motor Co., 4.75%, 1/15/43	127	115,577
Ford Motor Credit Co., LLC:
3.375%, 11/13/25	206	201,577
4.14%, 2/15/23	675	680,488

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Hyatt Hotels Corp.:
1.30%, 10/1/23	$409	$ 398,782
1.80%, 10/1/24	168	161,792
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(10)	1,143	1,082,113
4.375%, 1/15/31(1)(10)	186	180,096
Macy's Retail Holdings, LLC, 4.30%, 2/15/43	75	56,438
MDC Holdings, Inc., 2.50%, 1/15/31	128	111,947
Nordstrom, Inc.:
4.25%, 8/1/31(10)	495	452,037
4.375%, 4/1/30(10)	894	836,739
5.00%, 1/15/44(10)	792	710,820
Powdr Corp., 6.00%, 8/1/25(1)	225	230,997
		$ 13,018,205
Consumer, Non-cyclical — 1.2%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$200	$ 197,488
4.25%, 11/1/29(1)	987	983,481
Avantor Funding, Inc., 4.625%, 7/15/28(1)	1,024	1,014,052
Avon Products, Inc., 8.45%, 3/15/43	80	92,762
Block Financial, LLC, 3.875%, 8/15/30	1,631	1,604,588
Centene Corp.:
2.50%, 3/1/31	1,407	1,244,027
3.375%, 2/15/30	472	444,954
4.25%, 12/15/27	575	577,748
4.625%, 12/15/29	74	74,728
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	347	317,138
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	645	560,911
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	655	655,098
CVS Pass-Through Trust, 6.036%, 12/10/28	584	626,005
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	1,705	1,354,723
Ford Foundation (The), 2.415%, 6/1/50(10)	1,095	906,314
Hikma Finance USA, LLC, 3.25%, 7/9/25(9)	200	194,005
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	987	952,233
Perrigo Finance Unlimited Co., 3.90%, 6/15/30	423	398,227
Royalty Pharma PLC, 3.35%, 9/2/51(10)	1,154	928,486
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	870	765,461
3.00%, 10/15/30(1)	192	174,528
5.20%, 4/1/29(1)	138	144,943
		$ 14,211,900
Security	Principal Amount (000's omitted)	Value
Energy — 0.4%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$1,189	$ 1,203,874
6.375%, 10/1/30	334	338,877
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	1,293	1,263,778
5.00%, 1/31/28(1)	1,746	1,742,290
		$ 4,548,819
Financial — 7.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$716	$ 721,763
6.50%, 7/15/25	413	437,698
Affiliated Managers Group, Inc., 3.30%, 6/15/30	996	972,335
Agree, L.P., 2.00%, 6/15/28	329	298,689
Air Lease Corp., 2.875%, 1/15/26	816	788,634
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	972	956,953
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	165	163,301
American Assets Trust, L.P., 3.375%, 2/1/31	176	165,828
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	845	766,435
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	578	566,450
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(11)	1,352	1,302,582
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)(10)	925	919,316
Banco de Chile, 2.99%, 12/9/31(1)(10)	827	764,359
Banco do Brasil S.A., 3.25%, 9/30/26(1)	322	310,315
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(11)	800	723,744
4.175% to 3/24/27, 3/24/28(11)	400	402,297
Bank of America Corp.:
1.62%, (SOFR + 1.33%), 4/2/26(2)	1,733	1,749,188
1.734% to 7/22/26, 7/22/27(11)	2,414	2,244,026
1.898% to 7/23/30, 7/23/31(11)	680	594,975
1.922% to 10/24/30, 10/24/31(11)	753	654,957
2.087% to 6/14/28, 6/14/29(11)	1,034	945,554
2.299% to 7/21/31, 7/21/32(11)	960	855,716
2.456% to 10/22/24, 10/22/25(11)	2,613	2,569,073
2.551% to 2/4/27, 2/4/28(11)	1,471	1,406,965
3.846% to 3/8/32, 3/8/37(11)	3,518	3,373,817
BankUnited, Inc., 5.125%, 6/11/30	351	362,286
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	859	819,525
5.125% to 1/18/28, 1/18/33(1)(11)	1,189	1,124,360
Boston Properties, L.P., 2.45%, 10/1/33	2,042	1,774,243
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(11)	432	404,485

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
Broadstone Net Lease, LLC, 2.60%, 9/15/31	$58	$ 51,746
Brown & Brown, Inc.:
2.375%, 3/15/31	205	180,399
4.20%, 3/17/32(10)	370	376,504
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(11)	906	875,742
3.30%, 10/30/24	419	421,625
3.75%, 7/28/26	658	662,199
4.20%, 10/29/25	575	588,810
CI Financial Corp.:
3.20%, 12/17/30	1,239	1,130,945
4.10%, 6/15/51(10)	711	629,494
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(11)	622	592,468
1.57%, (SOFR + 1.28%), 2/24/28(2)	1,505	1,510,797
3.106% to 4/8/25, 4/8/26(11)	784	777,895
3.785% to 3/17/32, 3/17/33(11)	1,440	1,429,145
3.887% to 1/10/27, 1/10/28(11)	610	617,596
4.00% to 12/10/25(11)(12)	770	741,125
Corporate Office Properties, L.P., 2.90%, 12/1/33	626	553,439
Discover Bank, 4.682% to 8/9/23, 8/9/28(11)	1,046	1,061,223
Enact Holdings, Inc., 6.50%, 8/15/25(1)	1,202	1,242,057
EPR Properties:
3.75%, 8/15/29(10)	1,266	1,186,560
4.50%, 6/1/27	1,059	1,045,940
Extra Space Storage, L.P., 2.55%, 6/1/31	803	725,852
GA Global Funding Trust:
2.25%, 1/6/27(1)	1,872	1,750,380
2.90%, 1/6/32(1)	1,483	1,350,328
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(11)	1,448	1,347,721
2.64% to 2/24/27, 2/24/28(11)	550	526,461
2.65% to 10/21/31, 10/21/32(11)	766	694,193
3.102% to 2/24/32, 2/24/33(11)	250	235,913
3.615% to 3/15/27, 3/15/28(11)	1,175	1,174,819
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	2,309	2,196,748
6.00%, 4/15/25(1)	695	713,258
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(11)	1,402	1,307,898
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	1,185	1,095,888
5.00%, 7/15/28(1)	374	365,280
JPMorgan Chase & Co.:
0.87%, (SOFR + 0.58%), 3/16/24(2)	167	166,532
1.47% to 9/22/26, 9/22/27(11)	1,684	1,553,819
Security	Principal Amount (000's omitted)	Value
Financial (continued)
JPMorgan Chase & Co.: (continued)
1.47%, (SOFR + 1.18%), 2/24/28(2)	$733	$ 733,159
2.739% to 10/15/29, 10/15/30(11)	485	458,847
2.956% to 5/13/30, 5/13/31(11)	958	898,059
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	758	680,342
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	304	254,008
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(11)	541	511,199
Life Storage, L.P., 2.40%, 10/15/31	1,045	922,708
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(10)(11)	860	830,104
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(11)	1,525	1,345,204
3.624%, 6/3/30(1)	744	702,300
National Australia Bank, Ltd., 3.625%, 6/20/23	575	584,519
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(11)	759	730,683
Newmark Group, Inc., 6.125%, 11/15/23	388	406,352
OneMain Finance Corp.:
3.50%, 1/15/27	1,637	1,516,386
7.125%, 3/15/26	224	239,684
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	2,409	2,382,598
Primerica, Inc., 2.80%, 11/19/31	607	560,711
Radian Group, Inc.:
4.875%, 3/15/27	1,450	1,459,099
6.625%, 3/15/25	77	81,128
Sabra Health Care, L.P., 3.20%, 12/1/31(10)	1,255	1,122,076
SITE Centers Corp., 3.625%, 2/1/25	517	517,798
Societe Generale S.A., 4.75% to 5/26/26(1)(10)(11)(12)	690	645,150
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(11)	326	311,387
1.319% to 10/14/22, 10/14/23(1)(10)(11)	459	454,802
1.456% to 1/14/26, 1/14/27(1)(11)	1,028	936,073
1.822% to 11/23/24, 11/23/25(1)(11)	661	628,588
Stifel Financial Corp., 4.00%, 5/15/30	902	913,308
Sun Communities Operating, L.P.:
2.30%, 11/1/28	385	349,636
2.70%, 7/15/31	299	270,237
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(11)	782	775,796
Synovus Financial Corp.:
3.125%, 11/1/22	311	312,396
5.90% to 2/7/24, 2/7/29(10)(11)	71	72,782
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(11)	596	582,164
Truist Financial Corp., 5.10% to 3/1/30(10)(11)(12)	1,053	1,073,007
UBS AG, 1.25%, 6/1/26(1)	928	854,470

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(11)	$1,244	$ 1,090,033
4.375% to 2/10/31(1)(10)(11)(12)	649	587,345
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(10)(11)	795	761,140
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(11)(13)	1,266	1,266,000
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(11)	618	550,143
		$ 89,392,089
Government - Multinational — 1.5%
Asian Development Bank, 3.125%, 9/26/28(10)	$1,160	$ 1,204,812
European Bank for Reconstruction & Development, 1.50%, 2/13/25	1,295	1,256,003
European Investment Bank:
1.625%, 5/13/31(10)	2,540	2,384,999
2.375%, 5/24/27	2,741	2,724,746
2.875%, 6/13/25(1)	5,102	5,153,654
Inter-American Development Bank, 0.875%, 4/3/25	1,030	980,064
International Bank for Reconstruction & Development:
0.42%, (SOFR + 0.13%), 1/13/23(2)	1,637	1,637,261
3.125%, 11/20/25	2,600	2,645,175
International Finance Corp., 0.38%, (SOFR + 0.09%), 4/3/24(2)	679	678,083
		$ 18,664,797
Government - Regional — 0.1%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$1,940	$ 1,853,430
		$ 1,853,430
Industrial — 0.7%
FedEx Corp., 4.55%, 4/1/46	$1,209	$ 1,269,539
Imola Merger Corp., 4.75%, 5/15/29(1)	727	701,046
Jabil, Inc.:
3.00%, 1/15/31	2,401	2,202,964
3.60%, 1/15/30	1,434	1,391,683
Owens Corning, 3.95%, 8/15/29	1,598	1,628,497
Valmont Industries, Inc.:
5.00%, 10/1/44	110	117,294
5.25%, 10/1/54	800	872,504
		$ 8,183,527
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$1,625	$ 1,601,088
		$ 1,601,088
Security	Principal Amount (000's omitted)	Value
Technology — 0.5%
DXC Technology Co., 2.375%, 9/15/28	$618	$ 559,547
HP, Inc., 4.00%, 4/15/29	739	736,913
Kyndryl Holdings, Inc.:
2.05%, 10/15/26(1)	1,045	934,491
2.70%, 10/15/28(1)(10)	287	248,894
Microsoft Corp., 2.40%, 8/8/26	575	570,785
Seagate HDD Cayman:
3.375%, 7/15/31	990	882,258
4.091%, 6/1/29	856	832,148
5.75%, 12/1/34	439	449,762
Western Digital Corp., 4.75%, 2/15/26	961	977,039
		$ 6,191,837
Utilities — 1.1%
AES Corp. (The), 2.45%, 1/15/31	$1,826	$ 1,635,896
American Water Capital Corp.:
2.30%, 6/1/31	614	560,883
2.95%, 9/1/27(10)	750	743,666
Avangrid, Inc.:
3.15%, 12/1/24	388	387,630
3.80%, 6/1/29	1,635	1,661,069
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	472	435,160
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	429	428,129
Enel Finance International NV:
1.375%, 7/12/26(1)	564	518,511
2.65%, 9/10/24(1)	1,195	1,178,065
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	200	184,433
MidAmerican Energy Co.:
3.15%, 4/15/50	500	461,385
4.25%, 7/15/49	835	915,071
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	1,008	930,781
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(1)	73	73,806
4.50%, 9/15/27(1)(10)	140	139,625
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)(10)	586	521,484
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	1,745	1,718,755
Public Service Co. of Colorado, 3.70%, 6/15/28	723	738,770
		$ 13,233,119
Total Corporate Bonds (identified cost $199,464,627)		$ 188,763,046

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(8)(14)	$2,500	$ 2,379,825
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(8)(15)	39	37,641
Total High Social Impact Investments (identified cost $2,539,329)		$ 2,417,466

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(16)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(11)	24,733	$ 524,587
		$ 524,587
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	33,000	$ 695,640
Series A2, 6.375%	28,000	575,680
		$ 1,271,320
Venture Capital — 0.0%(16)
Consensus Orthopedics, Inc.:
Series A-1(6)(7)(8)	420,683	$ 0
Series B(6)(7)(8)	348,940	0
Series C(6)(7)(8)	601,710	0
Lumni, Inc., Series B(6)(7)(8)	17,265	33,192
Wind Harvest Co., Inc.(6)(7)(8)	8,696	0
		$ 33,192
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	54,000	$ 1,212,300
6.25%	4,575	114,466
		$ 1,326,766
Total Preferred Stocks (identified cost $4,042,325)		$ 3,155,865

Senior Floating-Rate Loans — 0.8%(17)

Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.0%(16)
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$164	$ 161,901
		$ 161,901
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$831	$ 810,353
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	175	172,419
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	845	832,985
		$ 1,815,757
Entertainment — 0.1%
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	$800	$ 795,900
		$ 795,900
Health Care Equipment & Supplies — 0.1%
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$800	$ 798,187
		$ 798,187
Health Care Technology — 0.1%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$778	$ 774,564
		$ 774,564
Insurance — 0.1%
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$823	$ 819,142
		$ 819,142
IT Services — 0.1%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$254	$ 252,652
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	148	145,123
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	800	792,000
		$ 1,189,775

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Real Estate Management & Development — 0.0%(16)
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$581	$ 573,845
		$ 573,845
Software — 0.1%
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	$585	$ 582,747
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	139	137,288
SS&C European Holdings S.a.r.l., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	76	74,949
SS&C Technologies, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	94	92,327
Ultimate Software Group, Inc. (The), Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	766	764,616
VS Buyer, LLC, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 2/28/27	99	98,620
		$ 1,750,547
Specialty Retail — 0.1%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$1,000	$ 997,000
		$ 997,000
Trading Companies & Distributors — 0.0%(16)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$305	$ 301,334
		$ 301,334
Total Senior Floating-Rate Loans (identified cost $10,045,724)		$ 9,977,952

Sovereign Government Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$591	$ 516,199
1.00%, 10/1/26	4,213	3,948,021
2.00%, 9/29/22	2,782	2,794,168
Total Sovereign Government Bonds (identified cost $7,552,810)		$ 7,258,388

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(18)	$800	$ 948,648
Massachusetts, Green Bonds, 3.277%, 6/1/46	880	818,646
New York City, NY, 5.206%, 10/1/31(18)	1,275	1,404,260
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	630	652,113
		$ 3,823,667
Special Tax Revenue — 0.4%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$935	$ 911,494
2.484%, 6/1/27	665	642,184
2.534%, 6/1/28	830	792,517
2.584%, 6/1/29	455	430,166
2.984%, 6/1/33	520	482,352
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(18)	400	442,732
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(18)	1,000	1,161,800
		$ 4,863,245
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$270	$ 304,050
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	430	394,056
Green Bonds, 2.184%, 9/1/31	345	314,147
Green Bonds, 2.264%, 9/1/32	305	275,564
Green Bonds, 2.344%, 9/1/33	335	299,835
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	360	323,507
Green Bonds, 1.701%, 5/1/31	320	287,187
Green Bonds, 1.951%, 5/1/34	190	166,351
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	3,420	3,249,342
		$ 5,614,039
Total Taxable Municipal Obligations (identified cost $14,850,293)		$ 14,300,951

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$305	$ 306,854
2.618%, 8/1/23	153	153,302
2.668%, 8/1/24	534	533,780
2.738%, 8/1/25	534	534,520
3.435%, 8/1/34	530	555,597
3.485%, 8/1/35	295	313,868
3.585%, 8/1/37	547	603,047
U.S. International Development Finance Corp.:
3.22%, 9/15/29	696	706,184
3.52%, 9/20/32	711	734,928
Total U.S. Government Agencies and Instrumentalities (identified cost $4,428,863)		$ 4,442,080

U.S. Government Agency Mortgage-Backed Securities — 6.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$273	$ 276,686
Federal National Mortgage Association:
2.50%, 30-Year, TBA(19)	17,597	16,726,782
3.00%, 30-Year, TBA(19)	25,459	24,904,087
3.50%, 30-Year, TBA(19)	8,444	8,428,827
4.00%, 30-Year, TBA(19)	15,609	15,873,629
Pool #AN1879, 2.65%, 6/1/26	583	576,487
Pool #AN1909, 2.68%, 7/1/26	642	636,007
Pool #BM3990, 4.00%, 3/1/48	653	672,307
Pool #FM1867, 3.00%, 11/1/49	779	766,545
Pool #FM6803, 2.00%, 4/1/51	660	617,724
Pool #FM7023, 3.00%, 7/1/49	1,027	1,011,365
Pool #MA3149, 4.00%, 10/1/47	843	868,123
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	862	835,155
Pool #CB8629, 2.50%, 4/20/51	1,320	1,279,785
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $74,461,869)		$ 73,473,509

U.S. Treasury Obligations — 7.6%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 11/15/40	$961	$ 786,041
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
1.375%, 8/15/50	$1,708	$ 1,316,494
1.875%, 2/15/41	2,757	2,457,015
1.875%, 2/15/51	4,340	3,797,670
1.875%, 11/15/51	996	873,990
2.00%, 2/15/50	1,316	1,187,022
2.00%, 8/15/51	7,338	6,622,545
2.25%, 5/15/41	7,836	7,404,268
2.25%, 2/15/52	2,947	2,827,278
2.375%, 5/15/51	4,500	4,415,010
2.875%, 5/15/49	815	877,319
3.125%, 5/15/48	371	414,593
U.S. Treasury Notes:
0.125%, 12/31/22	3,068	3,038,392
0.125%, 12/15/23	275	265,348
0.125%, 1/15/24	324	311,831
0.125%, 2/15/24	324	311,198
0.25%, 3/15/24	3,343	3,212,022
0.25%, 6/30/25	185	171,902
0.375%, 10/31/23	545	529,906
0.375%, 4/15/24	323	310,320
0.375%, 9/30/27	371	331,291
0.591%, (3 mo. Treasury Bill Rate - 0.015%), 1/31/24(2)(20)	2,668	2,671,051
0.625%, 7/31/26	1,756	1,620,630
0.75%, 11/15/24	285	272,448
1.00%, 7/31/28	2,349	2,149,748
1.125%, 1/15/25	839	807,996
1.125%, 2/29/28	3,655	3,389,870
1.125%, 8/31/28	448	412,843
1.25%, 12/31/26	1,012	956,300
1.25%, 3/31/28	1,609	1,501,115
1.25%, 4/30/28	2,906	2,707,688
1.25%, 6/30/28	344	320,068
1.25%, 8/15/31	36	32,735
1.375%, 10/31/28	112	104,724
1.375%, 11/15/31	1,061	973,799
1.50%, 1/31/27	342	326,877
1.875%, 2/28/27(10)	14,818	14,423,239
1.875%, 2/15/32	11,324	10,876,348
2.125%, 3/31/24	8,733	8,698,204
Total U.S. Treasury Obligations (identified cost $97,723,187)		$ 93,707,138

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.0%(16)

Security	Value
First Analysis Private Equity Fund IV, L.P.(6)(7)(8)	$ 316,432
GEEMF Partners, L.P.(6)(7)(8)(14)	7,321
Global Environment Emerging Markets Fund, L.P.(6)(7)(8)	30,546
Solstice Capital, L.P.(6)(7)(8)	24,263
Total Venture Capital Limited Partnership Interests (identified cost $0)	$ 378,562

Short-Term Investments — 2.5%
Affiliated Fund — 1.6%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(21)	19,912,528	$ 19,910,536
Total Affiliated Fund (identified cost $19,909,136)		$ 19,910,536
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(22)	10,263,014	$ 10,263,014
Total Securities Lending Collateral (identified cost $10,263,014)		$ 10,263,014
Total Short-Term Investments (identified cost $30,172,150)		$ 30,173,550
Total Investments — 106.1% (identified cost $1,079,284,325)		$1,303,173,974
Other Assets, Less Liabilities — (6.1)%		$ (74,744,626)
Net Assets — 100.0%		$ 1,228,429,348

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $168,015,360 or 13.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(4)	Step coupon security. Interest rate represents the rate in effect at March 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(6)	Non-income producing security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(8)	Restricted security. Total market value of restricted securities amounts to $5,030,684, which represents 0.4% of the net assets of the Fund as of March 31, 2022.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $784,204 or 0.1% of the Fund's net assets.
(10)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $11,744,399.
(11)	Security converts to variable rate after the indicated fixed-rate coupon period.
(12)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(13)	When-issued security.
(14)	May be deemed to be an affiliated company (see Note 8).
(15)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(16)	Amount is less than 0.05%.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(19)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at March 31, 2022.
(21)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

See Notes to Financial Statements.

Calvert
Balanced Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

(22)	Represents investment of cash collateral received in connection with securities lending.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	251	Long	6/30/22	$ 53,192,391	$ (577,294)
U.S. 5-Year Treasury Note	209	Long	6/30/22	23,969,688	(576,742)
U.S. 10-Year Treasury Note	50	Long	6/21/22	6,143,750	(167,279)
U.S. Long Treasury Bond	10	Long	6/21/22	1,500,625	(42,362)
U.S. 10-Year Treasury Note	(2)	Short	6/21/22	(245,750)	6,653
U.S. Long Treasury Bond	(3)	Short	6/21/22	(450,188)	12,651
U.S. Ultra 10-Year Treasury Note	(326)	Short	6/21/22	(44,162,813)	1,304,160
U.S. Ultra-Long Treasury Bond	(17)	Short	6/21/22	(3,011,125)	89,264
					$ 49,051
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,500,000
CFBanc Corp., Common Stock	3/14/03	270,000
Consensus Orthopedics, Inc., Common Stock	2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	8/19/05	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV, L.P.	2/25/02-7/6/11	0
GEEMF Partners, L.P.	2/28/97	0
Global Environment Emerging Markets Fund, L.P.	1/14/94-2/1/95	0
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	39,329
Learn Capital Venture Partners III, L.P., Common Stock	8/30/16-12/15/21	1,056,322
Lumni, Inc., Series B, Preferred	8/8/13	116,367
Neighborhood Bancorp, Class A, Common Stock	6/25/97	100,000
Solstice Capital, L.P.	6/26/01-6/17/08	0
Wind Harvest Co., Inc., Preferred	5/16/94	100,000

Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited)

Asset-Backed Securities — 15.6%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$1,722	$ 1,744,549
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88%, 8/15/25(1)	1,905	1,895,203
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	7,492	7,460,343
Cologix Canadian Issuer, L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	5,300	4,110,441
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	13,910	13,465,343
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	5,985	5,777,927
Conn's Receivables Funding, LLC:
Series 2021-A, Class A, 1.05%, 5/15/26(1)	8,528	8,494,661
Series 2021-A, Class B, 2.87%, 5/15/26(1)	6,935	6,736,757
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	4,884	4,604,520
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	662	666,977
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,977	5,420,599
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,193	1,114,943
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,147	12,179,470
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	6,871	6,948,834
ExteNet, LLC, Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	6,921	6,867,272
FOCUS Brands Funding, LLC:
Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	8,283	8,174,491
Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	1,186	1,182,623
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	3,971	3,647,101
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	2,098	2,036,813
Helios Issuer, LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	3,501	3,169,346
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	3,620	3,585,397
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	5,833	5,725,653
Series 2021-3, Class B, 0.76%, 2/26/29(1)	4,753	4,619,199
Lendingpoint Asset Securitization Trust, Series 2022-A, Class A, 1.68%, 6/15/29(1)	9,865	9,786,092
Loanpal Solar Loan, Ltd., Series 2020-3GS, Class A, 2.47%, 12/20/47(1)	2,261	2,118,003
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	867	732,206
Security	Principal Amount (000's omitted)	Value
Lunar Aircraft, Ltd.: (continued)
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	$354	$ 274,412
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	2,355	2,340,949
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	8,216	7,980,970
Series 2019-2A, Class C, 4.35%, 9/20/40(1)	308	307,278
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	810	767,413
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	679	652,544
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	1,630	1,488,833
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,031	1,901,620
Series 2021-1A, Class A, 1.51%, 12/20/46(1)	3,779	3,471,172
Mosaic Solar Loans, LLC, Series 2017-1A, Class A, 4.45%, 6/20/42(1)	127	127,712
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	5,384	5,067,259
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	9,321	8,987,668
Oportun Funding XIII, LLC, Series 2019-A, Class A, 3.08%, 8/8/25(1)	6,255	6,270,484
Oportun Funding XIV, LLC:
Series 2021-A, Class B, 1.76%, 3/8/28(1)	1,893	1,859,771
Series 2021-A, Class C, 3.44%, 3/8/28(1)	4,091	3,968,151
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	13,426	13,396,954
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	6,319	5,969,904
Series 2021-B, Class B, 1.96%, 5/8/31(1)	1,694	1,614,150
Series 2021-C, Class A, 2.18%, 10/8/31(1)	30,475	28,724,230
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	6,082	5,949,201
Series 2021-3, Class A, 1.15%, 5/15/29(1)	17,226	16,879,823
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,857	3,663,699
Series 2021-5, Class C, 3.93%, 8/15/29(1)	2,903	2,647,764
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	3,594	3,483,317
Series 2022-1, Class A, 2.03%, 10/15/29(1)	20,000	19,642,772
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	3,143	2,966,005
PMT Issuer Trust, Series 2021-FTA, Class A, 3.457%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	1,360	1,337,107
Pnmac Gmsr Issuer Trust:
Series 2018-GT1, Class A, 3.307%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(3)	2,725	2,713,078
Series 2018-GT2, Class A, 3.107%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	1,555	1,541,032
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49(1)	3,300	3,329,341
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	1,997	1,817,672

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
ServiceMaster Funding, LLC: (continued)
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	$2,350	$ 2,135,543
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	10,584	10,660,199
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	1,491	1,468,711
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	4,537	4,447,880
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	4,893	4,718,860
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	26,802	26,944,104
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,140	2,106,052
Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	965	900,740
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	8,991	8,449,564
Sunnova Sol Issuer, LLC:
Series 2020-1A, Class A, 3.35%, 2/1/55(1)	1,391	1,340,571
Series 2020-1A, Class B, 5.54%, 2/1/55(1)	4,904	4,744,583
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	2,774	2,726,053
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	4,199	3,834,118
Sunrun Vulcan Issuer, LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(1)	3,343	3,181,490
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	1,392	1,373,320
TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	3,812	3,767,569
Theorem Funding Trust, Series 2021-1A, Class A, 1.21%, 12/15/27(1)	7,512	7,405,795
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	3,728	3,716,767
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	2,127	2,130,381
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	2,772	2,749,790
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	7,960	7,295,507
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,726	3,482,218
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,024	5,449,176
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	2,131	1,840,727
Series 2020-A, Class C, 6.657%, 3/15/45(1)	837	582,426
Total Asset-Backed Securities (identified cost $426,216,271)		$ 410,859,192

Collateralized Mortgage Obligations — 6.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 1.849%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$1,919	$ 1,922,793
Series 2021-1A, Class M1B, 2.299%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	1,550	1,543,627
Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	13,558	13,520,387
Series 2021-3A, Class A2, 1.099%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	3,470	3,440,777
Eagle Re, Ltd., Series 2021-1, Class M1A, 1.799%, (30-day average SOFR + 1.70%), 10/25/33(1)(3)	3,842	3,847,294
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2AT, 1.507%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	1,972	1,972,091
Series 2019-DNA3, Class B2, 8.607%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	2,905	3,008,962
Series 2019-DNA3, Class M2, 2.507%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	6,582	6,603,948
Series 2019-DNA4, Class M2, 2.407%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	694	695,988
Series 2019-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	4,852	4,841,450
Series 2019-HQA3, Class B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	3,974	3,884,548
Series 2019-HQA4, Class B1, 3.407%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	2,768	2,726,748
Series 2020-HQA2, Class B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	5,321	5,235,250
Series 2021-DNA3, Class M1, 0.849%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	3,105	3,083,810
Series 2022-DNA2, Class M1A, 1.399%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	7,192	7,167,392
Series 2022-HQA1, Class M1A, 2.199%, (30-day average SOFR + 2.10%), 3/25/42(1)(3)	1,800	1,807,934
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.707%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	966	999,100
Series 2014-C02, Class 2M2, 3.057%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	519	524,916
Series 2014-C03, Class 2M2, 3.357%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	679	681,869
Series 2014-C04, Class 1M2, 5.357%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	7,113	7,330,525
Series 2018-R07, Class 1M2, 2.857%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	717	718,516
Series 2019-R01, Class 2B1, 4.807%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	5,565	5,606,281
Series 2019-R02, Class 1B1, 4.607%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	4,805	4,841,408
Series 2019-R03, Class 1B1, 4.557%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	4,825	4,878,595

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2019-R04, Class 2B1, 5.707%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(3)	$3,670	$ 3,719,766
Series 2019-R05, Class 1M2, 2.457%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	12	11,857
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	22,273	21,786,824
Series 2019-R07, Class 1B1, 3.857%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	9,454	9,157,822
Series 2020-R01, Class 2B1, 3.707%, (1 mo. USD LIBOR + 3.25%), 1/25/40(1)(3)	3,000	2,798,229
Series 2020-R02, Class 2B1, 3.457%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	4,570	4,210,337
Series 2021-R01, Class 1B2, 6.099%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	7,992	7,460,016
Series 2021-R02, Class 2B1, 3.399%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	1,647	1,528,453
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	1,950	1,957,327
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(4)	5,210	4,831,926
Home Re, Ltd.:
Series 2021-1, Class M1B, 2.007%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	4,255	4,229,261
Series 2021-1, Class M2, 3.307%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	2,500	2,330,000
Oaktown Re VI, Ltd., Series 2021-1A, Class M1A, 1.749%, (30-day average SOFR + 1.65%), 10/25/33(1)(3)	4,000	4,001,661
Radnor Re, Ltd., Series 2021-2, Class M1A, 1.949%, (30-day average SOFR + 1.85%), 11/25/31(1)(3)	4,545	4,556,133
Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(5)	2,142	2,126,911
ZH Trust, Series 2021-1, Class A, 2.253%, 2/18/27(1)	6,000	5,929,202
Total Collateralized Mortgage Obligations (identified cost $175,301,569)		$ 171,519,934

Commercial Mortgage-Backed Securities — 9.6%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(4)	$9,685	$ 8,878,766
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	4,805	3,566,813
BBCMS Mortgage Trust, Series 2017-DELC, Class F, 3.897%, (1 mo. USD LIBOR + 3.50%), 8/15/36(1)(3)	3,637	3,548,581
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.317%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	12,227	12,181,903
Series 2019-XL, Class B, 1.477%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	2,690	2,668,898
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class B, 1.347%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	$10,584	$ 10,254,983
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	3,226	3,105,310
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	7,717	7,464,569
Extended Stay America Trust:
Series 2021-ESH, Class A, 1.477%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	3,909	3,867,476
Series 2021-ESH, Class C, 2.097%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	7,005	6,917,662
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	19,890	19,188,551
Series KG03, Class A2, 1.297%, 6/25/30(4)	4,615	4,087,796
Series KSG1, Class A2, 1.503%, 9/25/30	4,386	3,943,273
Series KW06, Class A2, 3.80%, 6/25/28(4)	5,335	5,616,361
Series W5FX, Class AFX, 2.969%, 4/25/28(4)	1,896	1,933,799
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.024%, 9/25/27(4)	5,666	5,740,059
Series 2018-M4, Class A2, 3.161%, 3/25/28(4)	3,925	4,027,628
Series 2018-M13, Class A2, 3.713%, 9/25/30(4)	15,545	16,668,800
Series 2019-M1, Class A2, 3.671%, 9/25/28(4)	8,812	9,238,279
Series 2019-M22, Class A2, 2.522%, 8/25/29	11,000	10,837,259
Series 2020-M1, Class A2, 2.444%, 10/25/29	13,443	13,125,429
Series 2020-M20, Class A2, 1.435%, 10/25/29	5,500	5,051,110
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 3.707%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	6,363	6,040,293
Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	6,098	5,889,497
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.547%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	10,145	10,073,371
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	2,335	689,813
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(4)	385	68,722
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(3)(6)	22,473	22,375,290
Series 2017-CLS, Class B, 1.247%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(3)(6)	4,000	3,979,301
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)(6)	8,203	8,103,280
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	10,195	9,499,583
VMC Finance, LLC:
Series 2021-HT1, Class A, 2.118%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	8,312	8,165,142

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC: (continued)
Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	$13,365	$ 12,997,465
WFLD Mortgage Trust:
Series 2014-MONT, Class B, 3.88%, 8/10/31(1)(4)	1,330	1,234,018
Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(4)	2,700	2,357,526
Total Commercial Mortgage-Backed Securities (identified cost $261,822,644)		$ 253,386,606

Corporate Bonds — 42.5%

Security	Principal Amount (000's omitted)	Value
Communications — 3.7%
AT&T, Inc.:
3.10%, 2/1/43	$4,414	$ 3,821,905
3.55%, 9/15/55	10,792	9,555,112
3.65%, 6/1/51	12,756	11,647,664
3.65%, 9/15/59	822	723,695
3.80%, 12/1/57	4,973	4,556,853
4.90%, 6/15/42	4,700	5,094,063
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	16,467	15,691,609
Comcast Corp.:
2.887%, 11/1/51(1)	6,939	5,878,911
2.937%, 11/1/56(1)	7,567	6,281,060
NBCUniversal Media, LLC, 4.45%, 1/15/43	916	988,554
Nokia Oyj:
4.375%, 6/12/27	5,025	5,107,511
6.625%, 5/15/39	5,100	6,086,315
Rogers Communications, Inc., 3.80%, 3/15/32(1)	3,976	3,950,187
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	2,440	2,373,841
SES S.A., 5.30%, 4/4/43(1)	1,457	1,421,008
T-Mobile USA, Inc.:
2.25%, 11/15/31	4,403	3,858,639
2.55%, 2/15/31	2,306	2,094,727
2.625%, 4/15/26	3,162	3,024,200
4.50%, 4/15/50	6,162	6,255,898
		$ 98,411,752
Consumer, Cyclical — 2.9%
American Airlines Pass-Through Trust, 4.40%, 9/22/23	$1,409	$ 1,373,657
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(1)	12,493	12,604,250
Aptiv PLC/Aptiv Corp.:
2.396%, 2/18/25	3,000	2,925,438
Security	Principal Amount (000's omitted)	Value
Consumer, Cyclical (continued)
Aptiv PLC/Aptiv Corp.: (continued)
3.25%, 3/1/32(7)	$2,704	$ 2,566,249
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	5,755	6,049,512
7.60%, 7/15/37	2,744	2,852,704
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	2,670	2,812,752
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	4,954	5,000,586
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	12,536	10,730,447
Ford Motor Credit Co., LLC, 4.14%, 2/15/23	1,770	1,784,390
Hyatt Hotels Corp.:
1.30%, 10/1/23	2,600	2,535,042
1.80%, 10/1/24	984	947,640
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	4,400	4,165,612
4.375%, 1/15/31(1)	7,749	7,503,047
Nordstrom, Inc.:
4.25%, 8/1/31(7)	2,782	2,540,536
4.375%, 4/1/30(7)	4,561	4,268,868
5.00%, 1/15/44(7)	4,675	4,195,812
Powdr Corp., 6.00%, 8/1/25(1)	2,000	2,053,310
		$ 76,909,852
Consumer, Non-cyclical — 3.1%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$1,014	$ 1,001,262
4.25%, 11/1/29(1)	5,174	5,155,553
Avantor Funding, Inc., 4.625%, 7/15/28(1)	6,881	6,814,151
Block Financial, LLC, 3.875%, 8/15/30	7,027	6,913,205
Centene Corp.:
2.50%, 3/1/31	6,111	5,403,163
3.375%, 2/15/30	2,435	2,295,474
4.25%, 12/15/27	2,693	2,705,872
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	2,149	1,964,063
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	3,930	3,417,646
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	3,965	3,965,591
CVS Pass-Through Trust, 6.036%, 12/10/28	1,349	1,444,627
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	10,210	8,112,449
Ford Foundation (The), 2.415%, 6/1/50	6,560	5,429,609
Kaiser Foundation Hospitals, 3.15%, 5/1/27	4,091	4,086,816
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	8,338	8,044,294
Perrigo Finance Unlimited Co., 3.90%, 6/15/30	2,787	2,623,782
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000	1,054,126
Royalty Pharma PLC, 3.35%, 9/2/51(7)	6,486	5,218,509

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$4,632	$ 4,075,419
3.00%, 10/15/30(1)	1,114	1,012,624
		$ 80,738,235
Energy — 0.8%
NuStar Logistics, L.P.:
6.00%, 6/1/26	$4,139	$ 4,190,779
6.375%, 10/1/30	1,616	1,639,593
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)	5,365	5,243,751
5.00%, 1/31/28(1)	10,987	10,963,653
		$ 22,037,776
Financial — 20.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.50%, 9/15/23	$4,780	$ 4,818,473
6.50%, 7/15/25	2,742	2,905,979
Affiliated Managers Group, Inc., 3.30%, 6/15/30	6,123	5,977,518
Agree, L.P., 2.00%, 6/15/28	2,150	1,951,917
Air Lease Corp., 2.875%, 1/15/26	2,543	2,457,717
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	6,199	6,103,039
American Assets Trust, L.P., 3.375%, 2/1/31	2,454	2,312,170
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	5,050	4,580,471
Aon Corp./Aon Global Holdings PLC, 2.85%, 5/28/27	3,903	3,825,009
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(8)	6,352	6,119,823
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	4,710	4,681,057
Banco de Chile, 2.99%, 12/9/31(1)	4,947	4,572,289
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(8)	7,000	6,332,756
4.175% to 3/24/27, 3/24/28(8)	2,600	2,614,933
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(8)	11,928	11,088,128
1.898% to 7/23/30, 7/23/31(8)	3,540	3,097,369
1.922% to 10/24/30, 10/24/31(8)	1,865	1,622,170
2.087% to 6/14/28, 6/14/29(8)	4,867	4,450,690
2.299% to 7/21/31, 7/21/32(8)	5,365	4,782,206
2.456% to 10/22/24, 10/22/25(8)	16,534	16,256,045
2.551% to 2/4/27, 2/4/28(8)	9,133	8,735,425
3.824% to 1/20/27, 1/20/28(8)	7,533	7,628,594
3.846% to 3/8/32, 3/8/37(8)	18,871	18,097,584
BankUnited, Inc., 5.125%, 6/11/30	1,732	1,787,689
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	5,136	4,899,975
Security	Principal Amount (000's omitted)	Value
Financial (continued)
BBVA Bancomer S.A./Texas: (continued)
5.125% to 1/18/28, 1/18/33(1)(8)	$1,686	$ 1,594,341
Boston Properties, L.P., 2.45%, 10/1/33	12,059	10,477,768
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(8)	6,559	6,141,245
Broadstone Net Lease, LLC, 2.60%, 9/15/31	3,193	2,848,694
Brown & Brown, Inc.:
2.375%, 3/15/31	1,369	1,204,712
4.20%, 3/17/32	2,490	2,533,773
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(8)	7,435	7,186,692
3.30%, 10/30/24	4,779	4,808,936
4.20%, 10/29/25	2,950	3,020,849
CI Financial Corp.:
3.20%, 12/17/30	5,188	4,735,549
4.10%, 6/15/51	2,805	2,483,446
Citigroup, Inc.:
1.281% to 11/3/24, 11/3/25(8)	1,931	1,839,317
1.57%, (SOFR + 1.28%), 2/24/28(3)	10,108	10,146,937
3.106% to 4/8/25, 4/8/26(8)	4,706	4,669,352
3.785% to 3/17/32, 3/17/33(8)	8,060	7,999,241
3.887% to 1/10/27, 1/10/28(8)	5,045	5,107,823
4.00% to 12/10/25(8)(9)	3,895	3,748,937
Corporate Office Properties, L.P., 2.90%, 12/1/33	4,246	3,753,838
Discover Bank, 4.682% to 8/9/23, 8/9/28(8)	6,490	6,584,453
Enact Holdings, Inc., 6.50%, 8/15/25(1)	5,470	5,652,288
EPR Properties:
3.75%, 8/15/29	6,930	6,495,152
4.50%, 6/1/27	6,725	6,642,062
Extra Space Storage, L.P., 2.55%, 6/1/31	4,159	3,759,425
GA Global Funding Trust:
2.25%, 1/6/27(1)	11,309	10,574,278
2.90%, 1/6/32(1)	10,150	9,241,959
Goldman Sachs Group, Inc. (The):
1.948% to 10/21/26, 10/21/27(8)	11,226	10,448,561
2.64% to 2/24/27, 2/24/28(8)	3,000	2,871,605
2.65% to 10/21/31, 10/21/32(8)	6,165	5,587,075
3.615% to 3/15/27, 3/15/28(8)	6,101	6,100,058
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	13,833	13,160,509
3.75%, 9/15/30(1)	3,000	2,705,790
6.00%, 4/15/25(1)	6,528	6,699,491
HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(8)	9,071	8,462,156
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	9,770	9,035,296
5.00%, 7/15/28(1)	1,050	1,025,519

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
0.87%, (SOFR + 0.58%), 3/16/24(3)	$1,722	$ 1,717,179
1.47% to 9/22/26, 9/22/27(8)	8,125	7,496,899
1.47%, (SOFR + 1.18%), 2/24/28(3)	4,496	4,496,977
1.578% to 4/22/26, 4/22/27(8)	8,750	8,158,327
2.739% to 10/15/29, 10/15/30(8)	4,603	4,354,788
2.956% to 5/13/30, 5/13/31(8)	4,288	4,019,707
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	4,662	4,184,375
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	2,785	2,327,016
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(8)	5,399	5,101,596
Life Storage, L.P., 2.40%, 10/15/31	6,172	5,449,715
Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(7)(8)	5,017	4,842,596
Macquarie Bank, Ltd.:
3.052% to 3/3/31, 3/3/36(1)(8)	5,408	4,770,402
3.624%, 6/3/30(1)	3,355	3,166,956
National Australia Bank, Ltd., 3.625%, 6/20/23	2,650	2,693,869
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(8)	4,701	4,525,614
Newmark Group, Inc., 6.125%, 11/15/23	3,000	3,141,900
OneMain Finance Corp., 3.50%, 1/15/27	10,150	9,402,148
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	12,003	11,871,452
Primerica, Inc., 2.80%, 11/19/31	3,621	3,344,866
Radian Group, Inc., 4.875%, 3/15/27	6,418	6,458,273
Sabra Health Care, L.P., 3.20%, 12/1/31(7)	9,535	8,525,099
SITE Centers Corp., 3.625%, 2/1/25	4,767	4,774,357
Societe Generale S.A., 4.75% to 5/26/26(1)(8)(9)	3,046	2,848,010
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(8)	2,554	2,439,517
1.319% to 10/14/22, 10/14/23(1)(7)(8)	2,857	2,830,870
1.456% to 1/14/26, 1/14/27(1)(7)(8)	4,010	3,651,414
1.822% to 11/23/24, 11/23/25(1)(8)	3,977	3,781,991
Stifel Financial Corp., 4.00%, 5/15/30	4,782	4,841,953
Sun Communities Operating, L.P.:
2.30%, 11/1/28	2,273	2,064,212
2.70%, 7/15/31	3,395	3,068,412
Synovus Bank/Columbus, GA, 4.00% to 10/29/25, 10/29/30(8)	6,445	6,393,866
Synovus Financial Corp., 3.125%, 11/1/22	1,267	1,272,685
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,024	2,953,797
Truist Financial Corp., 5.10% to 3/1/30(8)(9)	4,856	4,948,264
UBS AG, 1.25%, 6/1/26(1)	6,476	5,962,878
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(8)	6,300	5,520,264
4.375% to 2/10/31(1)(8)(9)	2,686	2,430,830
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(7)(8)	2,617	2,505,538
Security	Principal Amount (000's omitted)	Value
Financial (continued)
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(8)(10)	$7,768	$ 7,768,000
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(8)	3,746	3,334,687
		$ 524,487,452
Government - Multinational — 4.7%
Asian Development Bank, 3.125%, 9/26/28	$5,500	$ 5,712,473
European Bank for Reconstruction & Development, 1.50%, 2/13/25	7,640	7,409,930
European Investment Bank:
1.625%, 5/13/31(7)	14,990	14,075,250
2.375%, 5/24/27	17,185	17,083,094
2.875%, 6/13/25(1)	42,948	43,382,819
Inter-American Development Bank, 0.875%, 4/3/25	6,067	5,772,866
International Bank for Reconstruction & Development:
0.42%, (SOFR + 0.13%), 1/13/23(3)	10,100	10,101,609
0.875%, 7/15/26(7)	5,000	4,682,431
3.125%, 11/20/25	12,050	12,259,369
International Finance Corp., 0.38%, (SOFR + 0.09%), 4/3/24(3)	4,067	4,061,506
		$ 124,541,347
Government - Regional — 0.5%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$12,390	$ 11,837,113
		$ 11,837,113
Industrial — 1.9%
FedEx Corp., 4.55%, 4/1/46	$6,660	$ 6,993,489
Imola Merger Corp., 4.75%, 5/15/29(1)	7,840	7,560,112
Jabil, Inc.:
3.00%, 1/15/31	10,766	9,878,015
3.60%, 1/15/30	6,161	5,979,190
Owens Corning, 3.95%, 8/15/29	10,289	10,485,360
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	3,200	3,187,066
Valmont Industries, Inc., 5.25%, 10/1/54	5,546	6,048,632
		$ 50,131,864
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$9,400	$ 9,261,681
		$ 9,261,681
Technology — 1.6%
Apple, Inc., 3.00%, 6/20/27	$5,686	$ 5,758,306
DXC Technology Co., 2.375%, 9/15/28	2,648	2,397,540
HP, Inc., 4.00%, 4/15/29	4,525	4,512,221

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Kyndryl Holdings, Inc., 2.05%, 10/15/26(1)	$7,102	$ 6,350,960
Microsoft Corp., 2.525%, 6/1/50	3,800	3,292,201
Seagate HDD Cayman:
3.375%, 7/15/31	7,315	6,518,908
4.091%, 6/1/29	3,087	3,000,981
5.75%, 12/1/34(7)	6,242	6,395,023
Western Digital Corp., 4.75%, 2/15/26	4,772	4,851,645
		$ 43,077,785
Utilities — 2.9%
AES Corp. (The), 2.45%, 1/15/31	$8,500	$ 7,615,071
American Water Capital Corp.:
2.30%, 6/1/31	3,675	3,357,078
2.95%, 9/1/27	3,590	3,559,683
Avangrid, Inc.:
3.15%, 12/1/24	4,119	4,115,072
3.80%, 6/1/29	7,100	7,213,204
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	2,429	2,239,416
Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	2,571	2,565,780
Enel Finance International NV:
1.375%, 7/12/26(1)	3,552	3,265,512
2.65%, 9/10/24(1)	7,485	7,378,923
MidAmerican Energy Co.:
3.15%, 4/15/50	3,240	2,989,773
4.25%, 7/15/49	4,815	5,276,724
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	4,989	4,606,813
NextEra Energy Operating Partners, L.P.:
4.25%, 7/15/24(1)	2,719	2,755,761
4.25%, 9/15/24(1)	324	327,577
4.50%, 9/15/27(1)	4,500	4,487,940
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	3,518	3,130,684
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	9,921	9,771,788
Public Service Co. of Colorado, 3.70%, 6/15/28	2,581	2,637,298
		$ 77,294,097
Total Corporate Bonds (identified cost $1,180,191,610)		$1,118,728,954

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(11)(12)	$5,000	$ 4,759,650
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(12)(13)	49	46,932
Total High Social Impact Investments (identified cost $5,049,037)		$ 4,806,582

Preferred Stocks — 0.6%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(8)	76,679	$ 1,626,361
		$ 1,626,361
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P.:
Series A, 5.75%	100,000	$ 2,108,000
Series A2, 6.375%	211,400	4,346,384
		$ 6,454,384
Wireless Telecommunication Services — 0.3%
United States Cellular Corp.:
5.50%	306,800	$ 6,887,660
6.25%	40,000	1,000,800
		$ 7,888,460
Total Preferred Stocks (identified cost $18,345,553)		$ 15,969,205

Senior Floating-Rate Loans — 4.3%(14)

Borrower/Description	Principal Amount (000's omitted)	Value
Airlines — 0.2%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$5,750	$ 5,953,044
		$ 5,953,044
Auto Components — 0.2%
Clarios Global, L.P., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$5,156	$ 5,101,489
		$ 5,101,489

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Automobiles — 0.0%(15)
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$782	$ 769,980
		$ 769,980
Construction & Engineering — 0.1%
APi Group DE, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/3/29	$2,515	$ 2,496,302
		$ 2,496,302
Diversified Telecommunication Services — 0.9%
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$5,128	$ 5,000,237
Level 3 Financing, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	811	797,020
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	5,925	5,876,119
Virgin Media Bristol, LLC, Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29	5,600	5,564,126
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	5,185	5,111,275
		$ 22,348,777
Entertainment — 0.2%
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	$6,000	$ 5,969,250
		$ 5,969,250
Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	$6,000	$ 5,986,404
		$ 5,986,404
Health Care Providers & Services — 0.1%
Select Medical Corporation, Term Loan, 2.71%, (1 mo. USD LIBOR + 2.25%), 3/6/25	$2,250	$ 2,228,906
		$ 2,228,906
Health Care Technology — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$4,781	$ 4,761,258
		$ 4,761,258
Insurance — 0.2%
USI, Inc., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	$5,071	$ 5,047,130
		$ 5,047,130
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services — 0.4%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$2,257	$ 2,246,992
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,304	1,277,081
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	5,975	5,915,250
		$ 9,439,323
Life Sciences Tools & Services — 0.2%
ICON Luxembourg S.a.r.l.:
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	$4,917	$ 4,895,650
Term Loan, 3.313%, (3 mo. USD LIBOR + 2.25%), 7/3/28	1,225	1,219,754
		$ 6,115,404
Media — 0.1%
CSC Holdings, LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,227	$ 2,196,007
		$ 2,196,007
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$2,565	$ 2,534,484
		$ 2,534,484
Software — 0.9%
Banff Merger Sub, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25	$5,733	$ 5,706,078
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	5,234	5,215,581
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	613	606,354
SS&C European Holdings S.a.r.l., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	459	453,182
SS&C Technologies, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 4/16/25	566	558,258
Ultimate Software Group, Inc. (The), Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	5,074	5,063,370
VS Buyer, LLC, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 2/28/27	5,884	5,846,790
		$ 23,449,613
Specialty Retail — 0.3%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	$6,800	$ 6,779,600
		$ 6,779,600

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.0%(15)
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,329	$ 1,312,708
		$ 1,312,708
Total Senior Floating-Rate Loans (identified cost $113,304,447)		$ 112,489,679

Sovereign Government Bonds — 1.9%

Security	Principal Amount (000's omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$3,653	$ 3,190,651
1.00%, 10/1/26	25,266	23,676,881
1.75%, 9/14/29	14,365	13,671,574
2.00%, 9/29/22	8,660	8,697,876
Total Sovereign Government Bonds (identified cost $51,772,723)		$ 49,236,982

Taxable Municipal Obligations — 2.9%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Commonwealth of Massachusetts, 5.456%, 12/1/39(16)	$750	$ 931,688
Los Angeles Unified School District, CA, 5.75%, 7/1/34(16)	3,750	4,446,787
Massachusetts, Green Bonds, 3.277%, 6/1/46	4,770	4,437,436
New York City, NY, 5.206%, 10/1/31(16)	1,030	1,134,421
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	3,085	3,193,283
		$ 14,143,615
Special Tax Revenue — 1.1%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.361%, 6/1/26	$5,565	$ 5,425,096
2.484%, 6/1/27	3,980	3,843,446
2.534%, 6/1/28	4,980	4,755,103
2.584%, 6/1/29	2,715	2,566,816
2.984%, 6/1/33	3,060	2,838,456
3.034%, 6/1/34	2,195	2,023,680
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(16)	3,800	4,205,954
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(16)	3,540	4,112,772
		$ 29,771,323
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 1.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$1,170	$ 1,317,549
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	2,495	2,286,443
Green Bonds, 2.184%, 9/1/31	1,985	1,807,481
Green Bonds, 2.264%, 9/1/32	1,780	1,608,212
Green Bonds, 2.344%, 9/1/33	1,945	1,740,833
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	2,130	1,914,082
Green Bonds, 1.701%, 5/1/31	1,925	1,727,611
Green Bonds, 1.951%, 5/1/34	1,120	980,594
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	19,705	18,721,720
		$ 32,104,525
Total Taxable Municipal Obligations (identified cost $79,204,749)		$ 76,019,463

U.S. Government Agencies and Instrumentalities — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.547%, 8/1/22	$1,558	$ 1,567,473
2.618%, 8/1/23	778	779,535
2.668%, 8/1/24	2,726	2,724,878
2.738%, 8/1/25	2,726	2,728,655
3.435%, 8/1/34	3,105	3,254,958
3.485%, 8/1/35	1,745	1,856,610
3.535%, 8/1/36	929	981,119
3.585%, 8/1/37	3,215	3,544,419
3.635%, 8/1/38	657	710,268
U.S. International Development Finance Corp.:
1.79%, 10/15/29	1,761	1,693,549
2.36%, 10/15/29	1,457	1,432,401
3.22%, 9/15/29	2,203	2,236,248
3.52%, 9/20/32	4,884	5,048,362
Total U.S. Government Agencies and Instrumentalities (identified cost $28,633,213)		$ 28,558,475

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

U.S. Government Agency Mortgage-Backed Securities — 8.0%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$1,685	$ 1,706,793
Federal National Mortgage Association:
2.50%, 30-Year, TBA(17)	36,464	34,660,759
3.50%, 30-Year, TBA(17)	55,344	55,244,555
4.00%, 30-Year, TBA(17)	72,167	73,390,494
Pool #AN1879, 2.65%, 6/1/26	2,690	2,660,712
Pool #AN1909, 2.68%, 7/1/26	2,964	2,935,417
Pool #BM3990, 4.00%, 3/1/48	3,754	3,863,793
Pool #FM1867, 3.00%, 11/1/49	4,961	4,883,280
Pool #FM6803, 2.00%, 4/1/51	4,241	3,970,178
Pool #FM7023, 3.00%, 7/1/49	4,090	4,029,974
Pool #MA3149, 4.00%, 10/1/47	4,875	5,020,404
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	5,572	5,400,490
Pool #CB8627, 2.50%, 4/20/51	2,524	2,447,635
Pool #CB8628, 2.50%, 4/20/51	2,398	2,325,359
Pool #CB8629, 2.50%, 4/20/51	8,585	8,320,436
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $213,960,665)		$ 210,860,279

U.S. Treasury Obligations — 8.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 8/15/40	$970	$ 761,185
1.375%, 11/15/40	8,915	7,294,977
1.625%, 11/15/50	7,891	6,476,168
1.75%, 8/15/41	14,381	12,473,270
1.875%, 2/15/41	14,844	13,228,845
1.875%, 2/15/51	15,198	13,298,844
1.875%, 11/15/51	5,566	4,884,165
2.00%, 11/15/41	3,700	3,349,078
2.00%, 8/15/51	18,800	16,967,000
2.25%, 5/15/41	13,545	12,797,909
2.25%, 8/15/49	17,265	16,438,168
2.375%, 5/15/51	13,524	13,268,870
2.875%, 5/15/49	4,593	4,943,772
U.S. Treasury Notes:
0.125%, 12/31/22	13,375	13,245,922
0.375%, 9/30/27	1,775	1,585,020
0.75%, 11/15/24	1,510	1,443,495
1.125%, 1/15/25	5,054	4,867,239
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 6/30/28	$6,362	$ 5,919,394
1.375%, 11/15/31	4,975	4,566,117
1.50%, 1/31/27	14,503	13,861,696
1.875%, 2/28/27	2,284	2,223,153
1.875%, 2/15/32	50,457	48,462,372
2.125%, 3/31/24	6,346	6,320,715
Total U.S. Treasury Obligations (identified cost $240,208,371)		$ 228,677,374

Short-Term Investments — 4.3%
Affiliated Fund — 3.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(18)	100,708,180	$ 100,698,109
Total Affiliated Fund (identified cost $100,701,076)		$ 100,698,109
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.29%(19)	11,442,363	$ 11,442,363
Total Securities Lending Collateral (identified cost $11,442,363)		$ 11,442,363
Total Short-Term Investments (identified cost $112,143,439)		$ 112,140,472
Total Investments — 106.2% (identified cost $2,906,154,291)		$2,793,253,197
Other Assets, Less Liabilities — (6.2)%		$ (163,770,856)
Net Assets — 100.0%		$ 2,629,482,341

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $1,080,665,866 or 41.1% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(5)	Step coupon security. Interest rate represents the rate in effect at March 31, 2022.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 8).
(7)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $27,504,299.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	When-issued security.
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $4,806,582, which represents 0.2% of the net assets of the Fund as of March 31, 2022.
(13)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(14)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(15)	Amount is less than 0.05%.
(16)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(17)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(18)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(19)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,130,628	CAD	5,298,108	State Street Bank and Trust Company	5/31/22	$ —	$ (106,723)
						$ —	$(106,723)

See Notes to Financial Statements.

Calvert
Bond Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,750	Long	6/30/22	$ 370,863,283	$ (4,508,576)
U.S. 5-Year Treasury Note	779	Long	6/30/22	89,341,563	(2,149,675)
U.S. 10-Year Treasury Note	474	Long	6/21/22	58,242,750	(1,585,800)
U.S. Long Treasury Bond	106	Long	6/21/22	15,906,625	(449,042)
U.S. Ultra-Long Treasury Bond	161	Long	6/21/22	28,517,125	(975,407)
U.S. Ultra 10-Year Treasury Note	(1,324)	Short	6/21/22	(179,360,625)	5,232,684
					$(4,435,816)
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,000,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	49,037

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Beverages — 1.1%
PepsiCo, Inc.	391,567	$ 65,540,484
		$ 65,540,484
Capital Markets — 8.8%
Charles Schwab Corp. (The)	947,981	$ 79,924,278
Intercontinental Exchange, Inc.	1,558,670	205,931,481
Moody's Corp.	176,196	59,450,292
S&P Global, Inc.	447,401	183,514,942
		$ 528,820,993
Chemicals — 6.4%
Air Products & Chemicals, Inc.	310,827	$ 77,678,775
Ecolab, Inc.	849,135	149,923,276
Linde PLC	502,007	160,356,096
		$ 387,958,147
Containers & Packaging — 1.3%
Ball Corp.	884,714	$ 79,624,260
		$ 79,624,260
Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., Class A	2,084,120	$ 157,038,442
TE Connectivity, Ltd.	406,497	53,242,977
		$ 210,281,419
Entertainment — 1.0%
Electronic Arts, Inc.	491,721	$ 62,207,624
		$ 62,207,624
Equity Real Estate Investment Trusts (REITs) — 4.3%
American Tower Corp.	754,424	$ 189,526,397
Crown Castle International Corp.	389,464	71,895,055
		$ 261,421,452
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	142,322	$ 81,956,124
		$ 81,956,124
Food Products — 0.9%
Mondelez International, Inc., Class A	875,291	$ 54,950,769
		$ 54,950,769
Security	Shares	Value
Health Care Equipment & Supplies — 0.5%
Intuitive Surgical, Inc.(1)	104,397	$ 31,494,487
		$ 31,494,487
Health Care Providers & Services — 0.7%
Laboratory Corp. of America Holdings(1)	156,129	$ 41,164,972
		$ 41,164,972
Hotels, Restaurants & Leisure — 1.3%
Starbucks Corp.	833,751	$ 75,846,328
		$ 75,846,328
Insurance — 4.2%
Aon PLC, Class A	285,541	$ 92,980,716
Marsh & McLennan Cos., Inc.	929,575	158,418,171
		$ 251,398,887
Interactive Media & Services — 4.6%
Alphabet, Inc., Class C(1)	100,514	$ 280,734,597
		$ 280,734,597
IT Services — 15.7%
Accenture PLC, Class A	152,776	$ 51,520,650
Fidelity National Information Services, Inc.	702,638	70,558,908
Fiserv, Inc.(1)	1,341,360	136,013,904
Gartner, Inc.(1)	482,124	143,412,605
Mastercard, Inc., Class A	752,681	268,993,136
Visa, Inc., Class A	1,242,995	275,659,001
		$ 946,158,204
Life Sciences Tools & Services — 10.2%
Agilent Technologies, Inc.	442,845	$ 58,601,679
Danaher Corp.	913,726	268,023,248
Thermo Fisher Scientific, Inc.	485,756	286,911,781
		$ 613,536,708
Machinery — 3.1%
IDEX Corp.	402,697	$ 77,209,096
Xylem, Inc.	1,295,411	110,446,742
		$ 187,655,838
Multiline Retail — 2.9%
Dollar General Corp.	791,212	$ 176,147,528
		$ 176,147,528

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	359,504	$ 97,900,129
		$ 97,900,129
Pharmaceuticals — 3.4%
Zoetis, Inc.	1,081,984	$ 204,051,362
		$ 204,051,362
Professional Services — 4.1%
Verisk Analytics, Inc.	1,143,213	$ 245,367,806
		$ 245,367,806
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	320,521	$ 58,809,193
		$ 58,809,193
Software — 8.4%
Adobe, Inc.(1)	249,928	$ 113,872,195
Intuit, Inc.	213,781	102,794,456
Microsoft Corp.	939,271	289,586,642
Procore Technologies, Inc.(1)	1,014	58,772
SentinelOne, Inc.(1)	958	37,113
		$ 506,349,178
Specialty Retail — 5.9%
Lowe's Cos., Inc.	365,597	$ 73,920,058
O'Reilly Automotive, Inc.(1)	154,252	105,656,450
TJX Cos., Inc. (The)	2,925,354	177,217,945
		$ 356,794,453
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	570,544	$ 76,772,401
		$ 76,772,401
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$ 78,116
Digital Directions International, Inc.(1)(3)(4)	354,389	92,141
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	221,044
		$ 391,301
Total Common Stocks (identified cost $3,002,175,758)		$5,883,334,644

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,586,882
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(6)	145	138,402
Total High Social Impact Investments (identified cost $8,114,608)		$ 7,725,284

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 320,387
Series C-1(1)(3)(4)	1,023,444	314,402
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $918,761)		$ 634,789

Venture Capital Limited Partnership Interests — 0.3%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 2,086,227
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	131,561
Africa Renewable Energy Fund L.P.(1)(3)(4)	1,195,190
Arborview Capital Partners L.P.(1)(3)(4)	440,959
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	896,155
China Environment Fund III L.P.(1)(3)(4)	1,412
Coastal Ventures III L.P.(1)(3)(4)	314,755
Core Innovations Capital I L.P.(1)(3)(4)	2,847,893
Cross Culture Ventures I L.P.(1)(3)(4)	1,126,297
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,713,625
DBL Partners III L.P.(1)(3)(4)	1,346,837
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,101,901
Ignia Fund I L.P.(1)(3)(4)	182,284
Impact Ventures II L.P.(1)(3)(4)	171,861
LeapFrog Financial Inclusion Fund(1)(3)(4)	25,244
New Markets Education Partners L.P.(1)(3)(4)	49,929
New Markets Venture Partners II L.P.(1)(3)(4)	74,342
Owl Ventures L.P.(1)(3)(4)	1,329,380
Renewable Energy Asia Fund L.P.(1)(3)(4)	355,582
SEAF India International Growth Fund L.P.(1)(3)(4)	937
SJF Ventures II L.P., Preferred(1)(3)(4)	147,344
SJF Ventures III L.P.(1)(3)(4)	1,004,603

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Value
Westly Capital Partners Fund II L.P.(1)(3)(4)	$ 1,292,103
Total Venture Capital Limited Partnership Interests (identified cost $9,350,824)	$ 17,836,421

Short-Term Investments — 1.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(7)	115,339,820	$ 115,328,286
Total Short-Term Investments (identified cost $115,327,637)		$ 115,328,286
Total Investments — 99.9% (identified cost $3,135,887,588)		$6,024,859,424
Other Assets, Less Liabilities — 0.1%		$ 3,254,364
Net Assets — 100.0%		$6,028,113,788

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(4)	Restricted security. Total market value of restricted securities amounts to $26,587,795, which represents 0.4% of the net assets of the Fund as of March 31, 2022.
(5)	May be deemed to be an affiliated company (see Note 8).
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2022.
(7)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$ 166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-3/29/22	767,616
Adobe Capital Social Mezzanine I L.P.	2/8/13-7/22/20	297,250
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-12/7/21	14,610
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-10/7/21	822,498
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
China Environment Fund III L.P.	1/24/08-4/19/13	528,093
Coastal Ventures III L.P.	7/30/12-1/9/19	119,453
Core Innovations Capital I L.P.	1/6/11-6/30/17	0
Cross Culture Ventures I L.P.	2/24/16-7/7/21	350,258
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	697,586
DBL Partners III L.P.	1/16/15-9/3/21	838,321
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	328,866
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	144,608
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	0
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	200,375

See Notes to Financial Statements.

Calvert
Equity Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	$ 0
SJF Ventures III L.P.	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	16,584

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Statements of Assets and Liabilities (Unaudited)

	March 31, 2022
	Balanced Fund	Bond Fund	Equity Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,052,219,422, $2,765,833,311 and $3,012,589,951, respectively) - including $11,744,399, $27,504,299 and $0, respectively, of securities on loan	$ 1,276,258,609	$ 2,653,337,567	$ 5,901,944,256
Investments in securities of affiliated issuers, at value (identified cost $27,064,903, $140,320,980 and $123,297,637, respectively)	26,915,365	139,915,630	122,915,168
Receivable for variation margin on open futures contracts	—	214,632	—
Cash	90,815	1,406,232	804
Deposits at broker for futures contracts	890,000	3,305,100	—
Deposits for forward commitment securities	—	3,299,000	—
Receivable for investments sold	1,150,174	6,066,793	—
Receivable for capital shares sold	1,308,846	6,869,566	10,731,106
Dividends and interest receivable	3,114,528	13,593,973	2,222,987
Dividends and interest receivable - affiliated	17,077	51,219	42,303
Securities lending income receivable	9,251	11,685	—
Tax reclaims receivable	59,152	—	—
Receivable from affiliate	—	35,580	—
Trustees' deferred compensation plan	520,935	789,917	1,747,132
Other assets	—	—	13,640
Total assets	$1,310,334,752	$2,828,896,894	$6,039,617,396
Liabilities
Payable for variation margin on open futures contracts	$ 63,477	$ —	$ —
Payable for open forward foreign currency exchange contracts	—	106,723	—
Payable for investments purchased	914,339	5,706,679	—
Payable for when-issued/delayed delivery/forward commitment securities	67,861,848	174,423,061	—
Payable for capital shares redeemed	1,170,061	4,959,856	5,196,940
Distributions payable	—	457,352	—
Deposits for securities loaned	10,263,014	11,442,363	—
Payable to affiliates:
Investment advisory fee	398,825	662,019	2,112,498
Administrative fee	122,908	270,424	594,465
Distribution and service fees	220,948	70,034	577,551
Sub-transfer agency fee	76,986	35,040	86,860
Trustees' deferred compensation plan	520,935	789,917	1,747,132
Accrued expenses	292,063	491,085	1,188,162
Total liabilities	$ 81,905,404	$ 199,414,553	$ 11,503,608
Commitments and contingent liabilities (Note 10)
Net Assets	$1,228,429,348	$2,629,482,341	$6,028,113,788
Sources of Net Assets
Paid-in capital	$ 995,300,932	$ 2,762,114,403	$ 3,074,229,510
Distributable earnings (accumulated loss)	233,128,416	(132,632,062)	2,953,884,278
Net Assets	$1,228,429,348	$2,629,482,341	$6,028,113,788
Class A Shares
Net Assets	$ 824,900,866	$ 348,102,318	$ 2,222,463,677
Shares Outstanding	20,794,120	22,336,500	29,953,248
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 39.67	$ 15.58	$ 74.20
Maximum Offering Price Per Share (100 ÷ 95.25, 96.25 and 95.25, respectively, of net asset value per share)	$ 41.65	$ 16.19	$ 77.90

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2022
	Balanced Fund	Bond Fund	Equity Fund
Class C Shares
Net Assets	$ 65,772,391	$ 11,666,127	$ 142,990,013
Shares Outstanding	1,724,327	753,933	3,850,653
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 38.14	$ 15.47	$ 37.13
Class I Shares
Net Assets	$ 322,031,961	$ 1,851,986,633	$ 3,180,612,525
Shares Outstanding	7,932,758	118,598,661	36,236,530
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.60	$ 15.62	$ 87.77
Class R6 Shares
Net Assets	$ 15,724,130	$ 417,727,263	$ 482,047,573
Shares Outstanding	387,529	26,780,072	5,506,804
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 40.58	$ 15.60	$ 87.54

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2022
	Balanced Fund	Bond Fund	Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $13,802, $5,294 and $0, respectively)	$ 4,976,249	$ 558,361	$ 24,481,653
Dividend income - affiliated issuers	7,070	26,373	55,905
Interest and other income (net of foreign taxes withheld of $1,093, $1,841 and $0, respectively)	5,606,955	32,035,205	16,302
Interest income - affiliated issuers	52,114	192,649	59,775
Securities lending income, net	20,516	63,617	41
Total investment income	$ 10,662,904	$ 32,876,205	$ 24,613,676
Expenses
Investment advisory fee	$ 2,404,654	$ 3,717,319	$ 13,170,048
Administrative fee	743,247	1,517,568	3,735,730
Distribution and service fees:
Class A	1,007,399	369,267	2,909,005
Class C	339,668	64,117	755,348
Trustees' fees and expenses	24,558	52,327	121,384
Custodian fees	16,303	28,409	48,935
Transfer agency fees and expenses	565,645	916,792	2,201,858
Accounting fees	170,900	233,679	428,771
Professional fees	31,988	30,415	49,084
Registration fees	50,066	81,224	97,056
Reports to shareholders	10,048	35,551	87,786
Miscellaneous	71,376	17,259	41,702
Total expenses	$ 5,435,852	$ 7,063,927	$ 23,646,707
Waiver and/or reimbursement of expenses by affiliate	$ —	$ (64,674)	$ —
Net expenses	$ 5,435,852	$ 6,999,253	$ 23,646,707
Net investment income	$ 5,227,052	$ 25,876,952	$ 966,969
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 17,235,031	$ (9,541,843)	$ 70,599,162
Investment securities - affiliated issuers	(2,200)	(30,626)	(14,889)
Futures contracts	654,783	(1,077,910)	—
Foreign currency transactions	—	21,620	—
Forward foreign currency exchange contracts	—	26,211	—
Net realized gain (loss)	$ 17,887,614	$ (10,602,548)	$ 70,584,273
Change in unrealized appreciation (depreciation):
Investment securities	$ (16,346,497)	$ (161,650,499)	$ (84,286,348)
Investment securities - affiliated issuers	(80,865)	(296,556)	(257,362)
Futures contracts	(660,545)	(8,014,509)	—
Foreign currency	(2,786)	13	—
Forward foreign currency exchange contracts	—	(106,723)	—
Net change in unrealized appreciation (depreciation)	$(17,090,693)	$(170,068,274)	$(84,543,710)
Net realized and unrealized gain (loss)	$ 796,921	$(180,670,822)	$(13,959,437)
Net increase (decrease) in net assets from operations	$ 6,023,973	$(154,793,870)	$(12,992,468)

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,227,052	$ 25,876,952	$ 966,969
Net realized gain (loss)	17,887,614	(10,602,548)	70,584,273
Net change in unrealized appreciation (depreciation)	(17,090,693)	(170,068,274)	(84,543,710)
Net increase (decrease) in net assets from operations	$ 6,023,973	$ (154,793,870)	$ (12,992,468)
Distributions to shareholders:
Class A	$ (59,344,608)	$ (8,033,808)	$ (86,833,820)
Class C	(4,787,016)	(229,804)	(10,386,601)
Class I	(22,618,468)	(38,682,716)	(108,527,009)
Class R6	(949,731)	(8,965,227)	(16,720,268)
Total distributions to shareholders	$ (87,699,823)	$ (55,911,555)	$ (222,467,698)
Capital share transactions:
Class A	$ 56,231,379	$ 2,279,490	$ 35,882,903
Class C	3,199,748	(1,076,705)	5,211,216
Class I	27,113,111	289,651,941	152,551,900
Class R6	5,448,150	128,796,821	42,836,371
Net increase in net assets from capital share transactions	$ 91,992,388	$ 419,651,547	$ 236,482,390
Net increase in net assets	$ 10,316,538	$ 208,946,122	$ 1,022,224
Net Assets
At beginning of period	$ 1,218,112,810	$ 2,420,536,219	$ 6,027,091,564
At end of period	$1,228,429,348	$2,629,482,341	$6,028,113,788

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2021
	Balanced Fund	Bond Fund	Equity Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,405,046	$ 44,427,951	$ 4,350,668
Net realized gain	87,470,552	31,748,346	256,045,998
Net change in unrealized appreciation (depreciation)	69,358,215	(17,376,947)	1,034,820,304
Net increase in net assets from operations	$ 165,233,813	$ 58,799,350	$1,295,216,970
Distributions to shareholders:
Class A	$ (16,610,145)	$ (10,862,835)	$ (54,180,648)
Class C	(1,024,717)	(341,745)	(6,181,589)
Class I	(6,391,454)	(51,012,607)	(78,465,706)
Class R6	(245,398)	(9,411,050)	(9,228,369)
Total distributions to shareholders	$ (24,271,714)	$ (71,628,237)	$ (148,056,312)
Capital share transactions:
Class A	$ 40,159,310	$ 50,639,467	$ (46,634,430)
Class C	(6,957,622)	(2,384,269)	(14,138,082)
Class I	69,485,568	339,259,762	(372,072,443)
Class R6	5,507,106	52,211,377	167,442,612
Net increase (decrease) in net assets from capital share transactions	$ 108,194,362	$ 439,726,337	$ (265,402,343)
Net increase in net assets	$ 249,156,461	$ 426,897,450	$ 881,758,315
Net Assets
At beginning of year	$ 968,956,349	$ 1,993,638,769	$ 5,145,333,249
At end of year	$1,218,112,810	$2,420,536,219	$6,027,091,564

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights

	Balanced Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 42.36	$ 37.18	$ 34.28	$ 33.14	$ 32.59	$ 30.82
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.30	$ 0.41	$ 0.44	$ 0.43	$ 0.47
Net realized and unrealized gain	0.19	5.77	3.67	2.24	2.68	2.11
Total income from operations	$ 0.36	$ 6.07	$ 4.08	$ 2.68	$ 3.11	$ 2.58
Less Distributions
From net investment income	$ (0.17)	$ (0.30)	$ (0.42)	$ (0.44)	$ (0.44)	$ (0.46)
From net realized gain	(2.88)	(0.59)	(0.76)	(1.10)	(2.12)	(0.35)
Total distributions	$ (3.05)	$ (0.89)	$ (1.18)	$ (1.54)	$ (2.56)	$ (0.81)
Net asset value — End of period	$ 39.67	$ 42.36	$ 37.18	$ 34.28	$ 33.14	$ 32.59
Total Return(2)	0.48% (3)	16.48%	12.22%	8.56%	10.01%	8.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$824,901	$823,892	$686,408	$619,744	$571,452	$549,517
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90% (5)	0.90%	0.93%	0.96%	0.96%	0.99%
Net expenses	0.90% (5)	0.90%	0.93%	0.93%	0.94%	0.99%
Net investment income	0.82% (5)	0.73%	1.17%	1.37%	1.33%	1.48%
Portfolio Turnover	47% (3)(6)	95% (6)	98% (6)	69% (6)	76%	128%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Balanced Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 40.85	$ 35.90	$ 33.14	$ 32.09	$ 31.63	$ 29.95
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.01	$ (0.01)	$ 0.14	$ 0.20	$ 0.18	$ 0.20
Net realized and unrealized gain	0.18	5.56	3.55	2.15	2.61	2.06
Total income from operations	$ 0.19	$ 5.55	$ 3.69	$ 2.35	$ 2.79	$ 2.26
Less Distributions
From net investment income	$ (0.02)	$ (0.01)	$ (0.17)	$ (0.20)	$ (0.21)	$ (0.23)
From net realized gain	(2.88)	(0.59)	(0.76)	(1.10)	(2.12)	(0.35)
Total distributions	$ (2.90)	$ (0.60)	$ (0.93)	$ (1.30)	$ (2.33)	$ (0.58)
Net asset value — End of period	$ 38.14	$ 40.85	$ 35.90	$ 33.14	$ 32.09	$ 31.63
Total Return(2)	0.11% (3)	15.59%	11.39%	7.77%	9.14%	7.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65,772	$67,292	$65,760	$54,062	$60,674	$61,205
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.66% (5)	1.66%	1.69%	1.71%	1.71%	1.80%
Net expenses	1.66% (5)	1.66%	1.68%	1.68%	1.69%	1.80%
Net investment income (loss)	0.06% (5)	(0.03)%	0.42%	0.63%	0.58%	0.67%
Portfolio Turnover	47% (3)(6)	95% (6)	98% (6)	69% (6)	76%	128%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Balanced Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 43.28	$ 37.97	$ 34.97	$ 33.77	$ 33.14	$ 31.32
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.40	$ 0.50	$ 0.54	$ 0.55	$ 0.58
Net realized and unrealized gain	0.19	5.90	3.76	2.28	2.72	2.18
Total income from operations	$ 0.42	$ 6.30	$ 4.26	$ 2.82	$ 3.27	$ 2.76
Less Distributions
From net investment income	$ (0.22)	$ (0.40)	$ (0.50)	$ (0.52)	$ (0.52)	$ (0.59)
From net realized gain	(2.88)	(0.59)	(0.76)	(1.10)	(2.12)	(0.35)
Total distributions	$ (3.10)	$ (0.99)	$ (1.26)	$ (1.62)	$ (2.64)	$ (0.94)
Net asset value — End of period	$ 40.60	$ 43.28	$ 37.97	$ 34.97	$ 33.77	$ 33.14
Total Return(2)	0.61% (3)	16.75%	12.55%	8.87%	10.33%	8.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$322,032	$315,744	$212,490	$140,961	$99,878	$48,780
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.66% (5)	0.66%	0.69%	0.71%	0.72%	0.67%
Net expenses	0.66% (5)	0.66%	0.68%	0.66%	0.62%	0.62%
Net investment income	1.06% (5)	0.96%	1.41%	1.64%	1.66%	1.80%
Portfolio Turnover	47% (3)(6)	95% (6)	98% (6)	69% (6)	76%	128%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Balanced Fund — Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2021	2020	2019 (1)
Net asset value — Beginning of period	$ 43.27	$ 37.95	$ 34.98	$ 31.46
Income (Loss) From Operations
Net investment income(2)	$ 0.24	$ 0.42	$ 0.51	$ 0.36
Net realized and unrealized gain	0.18	5.91	3.75	3.55
Total income from operations	$ 0.42	$ 6.33	$ 4.26	$ 3.91
Less Distributions
From net investment income	$ (0.23)	$ (0.42)	$ (0.53)	$ (0.39)
From net realized gain	(2.88)	(0.59)	(0.76)	—
Total distributions	$ (3.11)	$ (1.01)	$ (1.29)	$ (0.39)
Net asset value — End of period	$ 40.58	$ 43.27	$37.95	$34.98
Total Return(3)	0.64% (4)	16.82%	12.57%	12.44% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,724	$11,184	$ 4,298	$ 230
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.61% (6)	0.61%	0.65%	0.66% (6)
Net expenses	0.61% (6)	0.61%	0.64%	0.64% (6)
Net investment income	1.12% (6)	1.01%	1.43%	1.58% (6)
Portfolio Turnover	47% (4)(7)	95% (7)	98% (7)	69% (7)(8)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2019.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Bond Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.91	$ 17.01	$ 16.67	$ 15.69	$ 16.14	$ 16.36
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.31	$ 0.37	$ 0.42	$ 0.37	$ 0.37
Net realized and unrealized gain (loss)	(1.10)	0.12	0.50	0.99	(0.45)	(0.18)
Total income (loss) from operations	$ (0.95)	$ 0.43	$ 0.87	$ 1.41	$ (0.08)	$ 0.19
Less Distributions
From net investment income	$ (0.18)	$ (0.32)	$ (0.38)	$ (0.43)	$ (0.37)	$ (0.36)
From net realized gain	(0.20)	(0.21)	(0.15)	—	—	(0.05)
Total distributions	$ (0.38)	$ (0.53)	$ (0.53)	$ (0.43)	$ (0.37)	$ (0.41)
Net asset value — End of period	$ 15.58	$ 16.91	$ 17.01	$ 16.67	$ 15.69	$ 16.14
Total Return(2)	(5.80)% (3)	2.61%	5.32%	9.10%	(0.48)%	1.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$348,102	$375,792	$327,252	$290,893	$251,714	$281,490
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.74% (5)	0.74%	0.76%	0.78%	0.83%	0.89%
Net expenses	0.73% (5)	0.73%	0.73%	0.75%	0.83%	0.89%
Net investment income	1.86% (5)	1.84%	2.21%	2.59%	2.32%	2.29%
Portfolio Turnover	72% (3)(6)	163% (6)	153% (6)	75% (6)	83%	99%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Bond Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.79	$ 16.89	$ 16.55	$ 15.58	$ 16.03	$ 16.26
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.18	$ 0.23	$ 0.28	$ 0.24	$ 0.22
Net realized and unrealized gain (loss)	(1.11)	0.12	0.50	0.98	(0.44)	(0.18)
Total income (loss) from operations	$ (1.02)	$ 0.30	$ 0.73	$ 1.26	$ (0.20)	$ 0.04
Less Distributions
From net investment income	$ (0.10)	$ (0.19)	$ (0.24)	$ (0.29)	$ (0.25)	$ (0.22)
From net realized gain	(0.20)	(0.21)	(0.15)	—	—	(0.05)
Total distributions	$ (0.30)	$ (0.40)	$ (0.39)	$ (0.29)	$ (0.25)	$ (0.27)
Net asset value — End of period	$ 15.47	$ 16.79	$ 16.89	$ 16.55	$ 15.58	$ 16.03
Total Return(2)	(6.16)% (3)	1.80%	4.50%	8.19%	(1.25)%	0.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,666	$13,768	$16,215	$15,343	$21,939	$26,631
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.54% (5)	1.54%	1.56%	1.59%	1.63%	1.78%
Net expenses	1.53% (5)	1.53%	1.53%	1.56%	1.63%	1.78%
Net investment income	1.06% (5)	1.05%	1.41%	1.79%	1.52%	1.40%
Portfolio Turnover	72% (3)(6)	163% (6)	153% (6)	75% (6)	83%	99%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Bond Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 16.94	$ 17.04	$ 16.70	$ 15.72	$ 16.15	$ 16.38
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.35	$ 0.40	$ 0.45	$ 0.42	$ 0.42
Net realized and unrealized gain (loss)	(1.12)	0.12	0.50	0.99	(0.45)	(0.17)
Total income (loss) from operations	$ (0.95)	$ 0.47	$ 0.90	$ 1.44	$ (0.03)	$ 0.25
Less Distributions
From net investment income	$ (0.17)	$ (0.36)	$ (0.41)	$ (0.46)	$ (0.40)	$ (0.43)
From net realized gain	(0.20)	(0.21)	(0.15)	—	—	(0.05)
Total distributions	$ (0.37)	$ (0.57)	$ (0.56)	$ (0.46)	$ (0.40)	$ (0.48)
Net asset value — End of period	$ 15.62	$ 16.94	$ 17.04	$ 16.70	$ 15.72	$ 16.15
Total Return(2)	(5.69)% (3)	2.81%	5.52%	9.30%	(0.15)%	1.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,851,987	$1,709,504	$1,379,529	$1,144,805	$629,822	$500,510
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.54% (5)	0.54%	0.56%	0.58%	0.63%	0.54%
Net expenses	0.53% (5)	0.53%	0.53%	0.53%	0.53%	0.52%
Net investment income	2.07% (5)	2.04%	2.40%	2.81%	2.64%	2.64%
Portfolio Turnover	72% (3)(6)	163% (6)	153% (6)	75% (6)	83%	99%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Bond Fund — Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 16.93	$ 17.03	$ 16.69	$ 15.71	$ 16.17
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.36	$ 0.41	$ 0.46	$ 0.42
Net realized and unrealized gain (loss)	(1.13)	0.12	0.50	0.99	(0.46)
Total income (loss) from operations	$ (0.95)	$ 0.48	$ 0.91	$ 1.45	$ (0.04)
Less Distributions
From net investment income	$ (0.18)	$ (0.37)	$ (0.42)	$ (0.47)	$ (0.42)
From net realized gain	(0.20)	(0.21)	(0.15)	—	—
Total distributions	$ (0.38)	$ (0.58)	$ (0.57)	$ (0.47)	$ (0.42)
Net asset value — End of period	$ 15.60	$ 16.93	$ 17.03	$ 16.69	$ 15.71
Total Return(3)	(5.72)% (4)	2.89%	5.66%	9.31%	(0.27)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$417,727	$321,472	$270,643	$252,225	$133,417
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.47% (6)	0.47%	0.49%	0.51%	0.56% (6)
Net expenses	0.46% (6)	0.46%	0.46%	0.48%	0.53% (6)
Net investment income	2.16% (6)	2.11%	2.48%	2.84%	2.64% (6)
Portfolio Turnover	72% (4)(7)	163% (7)	153% (7)	75% (7)	83% (8)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes the effect of To-Be-Announced (TBA) transactions.
(8)	For the year ended September 30, 2018.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Equity Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 77.18	$ 63.00	$ 53.94	$ 49.18	$ 43.31	$ 41.38
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.04)	$ (0.04)	$ 0.01	$ 0.05	$ 0.04	$ 0.06
Net realized and unrealized gain	0.01 (2)	16.02	10.64	8.36	9.31	6.03
Total income (loss) from operations	$ (0.03)	$ 15.98	$ 10.65	$ 8.41	$ 9.35	$ 6.09
Less Distributions
From net investment income	$ —	$ —	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.06)
From net realized gain	(2.95)	(1.80)	(1.57)	(3.64)	(3.43)	(4.10)
Total distributions	$ (2.95)	$ (1.80)	$ (1.59)	$ (3.65)	$ (3.48)	$ (4.16)
Net asset value — End of period	$ 74.20	$ 77.18	$ 63.00	$ 53.94	$ 49.18	$ 43.31
Total Return(3)	(0.26)% (4)	25.87%	20.27%	18.72%	22.66%	16.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,222,464	$2,278,654	$1,896,037	$1,598,391	$1,291,870	$1,220,685
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.90% (6)	0.91%	0.94%	1.00%	1.01%	1.06%
Net expenses	0.90% (6)	0.91%	0.94%	0.99%	1.01%	1.06%
Net investment income (loss)	(0.11)% (6)	(0.06)%	0.01%	0.11%	0.08%	0.16%
Portfolio Turnover	2% (4)	13%	16%	13%	18%	29%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Equity Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 40.04	$ 33.61	$ 29.67	$ 28.80	$ 26.84	$ 27.35
Income (Loss) From Operations
Net investment loss(1)	$ (0.17)	$ (0.30)	$ (0.22)	$ (0.17)	$ (0.18)	$ (0.15)
Net realized and unrealized gain	0.09 (2)	8.39	5.70	4.57	5.57	3.74
Total income (loss) from operations	$ (0.08)	$ 8.09	$ 5.48	$ 4.40	$ 5.39	$ 3.59
Less Distributions
From net realized gain	$ (2.83)	$ (1.66)	$ (1.54)	$ (3.53)	$ (3.43)	$ (4.10)
Total distributions	$ (2.83)	$ (1.66)	$ (1.54)	$ (3.53)	$ (3.43)	$ (4.10)
Net asset value — End of period	$ 37.13	$ 40.04	$ 33.61	$ 29.67	$ 28.80	$ 26.84
Total Return(3)	(0.63)% (4)	24.92%	19.38%	17.82%	21.75%	15.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$142,990	$149,033	$138,072	$100,276	$155,419	$152,561
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.65% (6)	1.66%	1.69%	1.75%	1.76%	1.83%
Net expenses	1.65% (6)	1.66%	1.69%	1.75%	1.76%	1.83%
Net investment loss	(0.86)% (6)	(0.81)%	(0.74)%	(0.64)%	(0.67)%	(0.60)%
Portfolio Turnover	2% (4)	13%	16%	13%	18%	29%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Equity Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 90.83	$ 73.80	$ 62.89	$ 56.68	$ 49.44	$ 46.68
Income (Loss) From Operations
Net investment income(1)	$ 0.07	$ 0.16	$ 0.17	$ 0.21	$ 0.20	$ 0.25
Net realized and unrealized gain (loss)	(0.02)	18.81	12.46	9.76	10.69	6.88
Total income from operations	$ 0.05	$ 18.97	$ 12.63	$ 9.97	$ 10.89	$ 7.13
Less Distributions
From net investment income	$ (0.08)	$ (0.13)	$ (0.15)	$ (0.12)	$ (0.22)	$ (0.27)
From net realized gain	(3.03)	(1.81)	(1.57)	(3.64)	(3.43)	(4.10)
Total distributions	$ (3.11)	$ (1.94)	$ (1.72)	$ (3.76)	$ (3.65)	$ (4.37)
Net asset value — End of period	$ 87.77	$ 90.83	$ 73.80	$ 62.89	$ 56.68	$ 49.44
Total Return(2)	(0.14)% (3)	26.19%	20.57%	19.05%	23.06%	16.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,180,613	$3,142,730	$2,863,128	$1,540,337	$963,446	$550,055
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65% (5)	0.66%	0.69%	0.75%	0.76%	0.69%
Net expenses	0.65% (5)	0.66%	0.69%	0.72%	0.70%	0.67%
Net investment income	0.14% (5)	0.19%	0.26%	0.37%	0.38%	0.54%
Portfolio Turnover	2% (3)	13%	16%	13%	18%	29%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Financial Highlights — continued

	Equity Fund — Class R6
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,			Period Ended September 30,
		2021	2020	2019	2018 (1)
Net asset value — Beginning of period	$ 90.64	$ 73.67	$ 62.80	$ 56.65	$ 49.74
Income (Loss) From Operations
Net investment income(2)	$ 0.10	$ 0.23	$ 0.21	$ 0.23	$ 0.17
Net realized and unrealized gain	0.00 (3)(4)	18.74	12.44	9.74	10.42
Total income from operations	$ 0.10	$ 18.97	$ 12.65	$ 9.97	$10.59
Less Distributions
From net investment income	$ (0.17)	$ (0.19)	$ (0.21)	$ (0.18)	$ (0.25)
From net realized gain	(3.03)	(1.81)	(1.57)	(3.64)	(3.43)
Total distributions	$ (3.20)	$ (2.00)	$ (1.78)	$ (3.82)	$ (3.68)
Net asset value — End of period	$ 87.54	$ 90.64	$ 73.67	$ 62.80	$56.65
Total Return(5)	(0.11)% (6)	26.28%	20.65%	19.12%	22.30% (6)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$482,048	$456,674	$248,096	$58,035	$ 843
Ratios (as a percentage of average daily net assets):(7)
Total expenses	0.58% (8)	0.60%	0.63%	0.68%	0.68% (8)
Net expenses	0.58% (8)	0.60%	0.63%	0.67%	0.68% (8)
Net investment income	0.21% (8)	0.27%	0.32%	0.37%	0.31% (8)
Portfolio Turnover	2% (6)	13%	16%	13%	18% (9)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(6)	Not annualized.
(7)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(8)	Annualized.
(9)	For the year ended September 30, 2018.

See Notes to Financial Statements.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Balanced Fund (Balanced), Calvert Bond Fund (Bond) and Calvert Equity Fund (Equity) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Balanced is to seek to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity. The investment objective of Bond is to seek to provide as high a level of current income as is consistent with preservation of capital through investment in bonds and other debt securities. The investment objective of Equity is to seek growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25% for Balanced and Equity and reduced to 3.25% for Bond. A contingent deferred sales charge of 0.80% (1.00% for Balanced and Equity and 0.75% for Bond effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund's investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds' forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2022, based on the inputs used to value them:
Balanced
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$ 68,711,517	$ —	$ 68,711,517
Collateralized Mortgage Obligations	—	17,723,946	—	17,723,946
Commercial Mortgage-Backed Securities	—	46,988,540	—	46,988,540
Common Stocks	738,760,505 (2)	—	—	738,760,505
Common Stocks - Venture Capital	—	—	2,201,464	2,201,464
Convertible Bonds	—	739,495	—	739,495
Corporate Bonds	—	188,763,046	—	188,763,046
High Social Impact Investments	—	2,417,466	—	2,417,466
Preferred Stocks	3,122,673	—	—	3,122,673
Preferred Stocks - Venture Capital	—	—	33,192	33,192
Senior Floating-Rate Loans	—	9,977,952	—	9,977,952
Sovereign Government Bonds	—	7,258,388	—	7,258,388
Taxable Municipal Obligations	—	14,300,951	—	14,300,951

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
U.S. Government Agencies and Instrumentalities	$ —	$ 4,442,080	$ —	$ 4,442,080
U.S. Government Agency Mortgage-Backed Securities	—	73,473,509	—	73,473,509
U.S. Treasury Obligations	—	93,707,138	—	93,707,138
Venture Capital Limited Partnership Interests	—	—	378,562	378,562
Short-Term Investments:
Affiliated Fund	—	19,910,536	—	19,910,536
Securities Lending Collateral	10,263,014	—	—	10,263,014
Total Investments	$ 752,146,192	$548,414,564	$2,613,218	$1,303,173,974
Futures Contracts	$ 1,412,728	$ —	$ —	$ 1,412,728
Total	$ 753,558,920	$548,414,564	$2,613,218	$1,304,586,702
Liability Description
Futures Contracts	$ (1,363,677)	$ —	$ —	$ (1,363,677)
Total	$ (1,363,677)	$ —	$ —	$ (1,363,677)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Bond
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 410,859,192	$ —	$ 410,859,192
Collateralized Mortgage Obligations	—	171,519,934	—	171,519,934
Commercial Mortgage-Backed Securities	—	253,386,606	—	253,386,606
Corporate Bonds	—	1,118,728,954	—	1,118,728,954
High Social Impact Investments	—	4,806,582	—	4,806,582
Preferred Stocks	15,969,205	—	—	15,969,205
Senior Floating-Rate Loans	—	112,489,679	—	112,489,679
Sovereign Government Bonds	—	49,236,982	—	49,236,982
Taxable Municipal Obligations	—	76,019,463	—	76,019,463
U.S. Government Agencies and Instrumentalities	—	28,558,475	—	28,558,475
U.S. Government Agency Mortgage-Backed Securities	—	210,860,279	—	210,860,279
U.S. Treasury Obligations	—	228,677,374	—	228,677,374
Short-Term Investments:
Affiliated Fund	—	100,698,109	—	100,698,109
Securities Lending Collateral	11,442,363	—	—	11,442,363
Total Investments	$27,411,568	$2,765,841,629	$ —	$2,793,253,197
Futures Contracts	$ 5,232,684	$ —	$ —	$ 5,232,684
Total	$32,644,252	$2,765,841,629	$ —	$2,798,485,881

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (106,723)	$ —	$ (106,723)
Futures Contracts	(9,668,500)	—	—	(9,668,500)
Total	$ (9,668,500)	$ (106,723)	$ —	$ (9,775,223)
Equity
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,882,943,343 (2)	$ —	$ —	$ 5,882,943,343
Common Stocks - Venture Capital	—	—	391,301	391,301
High Social Impact Investments	—	7,725,284	—	7,725,284
Preferred Stocks - Venture Capital	—	—	634,789	634,789
Venture Capital Limited Partnership Interests	—	—	17,836,421	17,836,421
Short-Term Investments	—	115,328,286	—	115,328,286
Total Investments	$ 5,882,943,343	$123,053,570	$18,862,511	$6,024,859,424

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For Balanced and Equity, Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2022 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Funds may earn certain fees in connection with their investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses (except for Bond), other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. For Bond, net investment income and losses, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Funds’ accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Funds may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Funds purchase assignments from lenders, they acquire direct rights against the borrower of

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

the loan. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Funds may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Funds may enter into certain loan agreements all or a portion of which may be unfunded. Each Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Schedules of Investments.
G  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
H  Forward Foreign Currency Exchange Contracts— The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds' policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Restricted Securities— The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of each Fund's Schedule of Investments.
K  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared daily and paid monthly by Bond, quarterly by Balanced and annually by Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
L  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
M   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
N  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
O  When-Issued Securities and Delayed Delivery Transactions— The Funds may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Funds will realize a gain or loss on investments based on the price established when the Funds entered into the commitment.
P  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment advisory fee is computed at the following annual rates of each respective Fund’s average daily net assets and is payable monthly:
Balanced
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.385%
Over $1 billion	0.350%
Bond
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.300%
Over $1 billion	0.290%
Equity
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.500%
Over $2 billion up to and including $3 billion	0.425%
Over $3 billion	0.375%
For the six months ended March 31, 2022, the investment advisory fee for Balanced, Bond and Equity amounted to $2,404,654, $3,717,319 and $13,170,048, respectively, or 0.39% (annualized), 0.29% (annualized) and 0.42% (annualized), respectively, of each Fund's average daily net assets. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of Equity to Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays Atlanta Capital a portion of its investment advisory fee for sub-advisory services provided to the Fund.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Funds' operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed, as a percentage of such class’ average daily net assets, the following amounts:
	Class A	Class C	Class I	Class R6
Balanced	0.93%	1.68%	0.68%	0.64%
Bond	0.73%	1.53%	0.53%	0.46%
Equity	0.99%	1.74%	0.74%	0.67%
The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, CRM waived or reimbursed expenses of $64,674 for Bond and no expenses for Balanced and Equity.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Funds. The fee is computed at an annual rate of 0.12% of each Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2022, CRM was paid administrative fees of $743,247, $1,517,568 and $3,735,730 for Balanced, Bond and Equity, respectively.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee at a rate per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee rates for Class A shares are as follows:
	Balanced	Bond	Equity
Class A Plan	0% up to $30 million, 0.25% over $30 million	0.20%	0.25%
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Balanced, Bond and Equity paid or accrued for the six months ended March 31, 2022 amounted to $1,007,399, $369,267 and $2,909,005, respectively, for Class A shares and $339,668, $64,117 and $755,348, respectively, for Class C shares.
The Funds were informed that EVD received $93,845, $21,792 and $113,591 for Balanced, Bond and Equity, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Funds were also informed that EVD received $18,679, $3,771 and $8,675 for Balanced, Bond and Equity, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period. The Funds were informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022 in the amount of $5,199, $893 and $12,753 for Balanced, Bond and Equity, respectively.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $93,098, $40,582 and $113,389 for Balanced, Bond and Equity, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds’ assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities and including maturities, paydowns, principal repayments on senior floating-rate loans and TBA transactions, were as follows:
	Balanced	Bond	Equity
Purchases
U.S. Government and Agency Securities	$ 306,458,263	$ 1,433,133,915	$ —
Non-U.S. Government and Agency Securities	320,071,228	742,671,509	168,062,319
Total Purchases	$626,529,491	$2,175,805,424	$168,062,319
Sales
U.S. Government and Agency Securities	$ 257,051,134	$ 1,439,902,832	$ —
Non-U.S. Government and Agency Securities	328,958,917	487,529,490	131,329,729
Total Sales	$586,010,051	$1,927,432,322	$131,329,729
4  Distributions to Shareholders and Income Tax Information
At September 30, 2021, Bond had a late year ordinary loss of $22,012 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2022, as determined on a federal income tax basis, were as follows:
	Balanced	Bond	Equity
Aggregate cost	$1,085,136,881	$2,906,150,846	$3,137,223,640
Gross unrealized appreciation	$ 246,669,832	$ 6,553,994	$ 2,909,373,267
Gross unrealized depreciation	(28,583,688)	(123,994,182)	(21,737,483)
Net unrealized appreciation (depreciation)	$ 218,086,144	$ (117,440,188)	$2,887,635,784
5  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in each Fund’s Schedule of Investments. At March 31, 2022, Balanced and Bond had sufficient cash and/or securities to cover commitments under these contracts. At March 31, 2022, there were no obligations outstanding under these financial instruments for Equity.
In the normal course of pursuing their investment objectives, Balanced and Bond are subject to the following risks:
Foreign Exchange Risk: Bond enters into forward foreign currency exchange contracts to enhance return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the six months ended March 31, 2022, Balanced and Bond entered into futures contracts and options thereon to hedge against fluctuations in interest rates and to manage overall duration.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Bond enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $106,723. At March 31, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which Bond invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Balanced
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Interest rate	Futures contracts	Distributable earnings	$1,412,728 (1)	$(1,363,677) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Bond
Risk	Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ —	$ (106,723)
Interest rate	Futures contracts	Accumulated loss	5,232,684 (1)	(9,668,500) (1)
Total			$ 5,232,684	$(9,775,223)
Derivatives not subject to master netting agreements			$ 5,232,684	$(9,668,500)
Total Derivatives subject to master netting agreements			$ —	$ (106,723)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Bond's derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2022.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(106,723)	$ —	$ —	$ —	$(106,723)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2022 was as follows:
Balanced
Statements of Operations Caption
Net realized gain (loss):
Investment securities(1)	$ 25,850
Futures contracts	654,783
Total	$ 680,633
Change in unrealized appreciation (depreciation):
Futures contracts	$ (660,545)
Total	$(660,545)

(1)	Relates to purchased options.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2022 was as follows:
Bond
Statements of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ 790,064	$ 790,064
Forward foreign currency exchange contracts	26,211	—	26,211
Futures contracts	—	(1,077,910)	(1,077,910)
Total	$ 26,211	$ (287,846)	$ (261,635)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (106,723)	$ —	$ (106,723)
Futures contracts	—	(8,014,509)	(8,014,509)
Total	$(106,723)	$(8,014,509)	$(8,121,232)

(1)	Relates to purchased options.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
	Balanced	Bond
Futures contracts — long	$73,230,000	$415,489,000
Futures contracts — short	$55,941,000	$239,129,000
Forward foreign currency exchange contracts*	$ —	$ 1,180,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the six months ended March 31, 2022, which is indicative of the volume of this derivative type, was approximately 8 contracts and 236 contracts for Balanced and Bond, respectively.
6  Securities Lending
To generate additional income, the Funds may lend their securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Funds at any time and, therefore, are not considered illiquid investments. The Funds require that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Funds on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Funds. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Funds and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of a Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Funds in the case of default of any securities borrower.
At March 31, 2022, the total value of securities on loan, including accrued interest, and the total value of collateral received were as follows:
	Balanced	Bond
Securities on Loan	$ 11,821,586	$ 27,667,747
Collateral Received:
Cash	10,263,014	11,442,363
U.S. government and/or agencies securities	1,784,381	17,021,729
Total Collateral Received	$12,047,395	$28,464,092
Equity did not have any securities on loan at March 31, 2022.

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The following tables provide a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2022.
Balanced	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$ 8,735,689	$ —	$ —	$ —	$ 8,735,689
U.S. Treasury Obligations	1,527,325	—	—	—	1,527,325
Total	$10,263,014	$ —	$ —	$ —	$10,263,014

Bond	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$11,442,363	$ —	$ —	$ —	$11,442,363
The carrying amounts of the liabilities for deposits for securities loaned at March 31, 2022 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022.
7  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
Balanced and Equity had no borrowings pursuant to their line of credit during the six months ended March 31, 2022. Bond had no borrowings outstanding pursuant to its line of credit at March 31, 2022. Bond did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
8  Affiliated Companies/Issuers and Funds
Each Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC), pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Funds and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Funds) serves on the CIC Board. In addition, another director/trustee on the Fund Board serves as a director emeritus on the CIC Board.
In addition to the Notes, Balanced and Bond invested in issuers that may be deemed to be affiliated with Morgan Stanley. Also, a Fund may invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2022, the value of each Fund’s investment in the Notes and affiliated companies/issuers and funds was $26,915,365, $139,915,630 and $122,915,168 for Balanced, Bond and Equity, respectively, which represents 2.2%, 5.3% and 2.0% of net assets for Balanced, Bond and Equity, respectively. Transactions in the Notes and affiliated companies/issuers and funds by the Funds for the six months ended March 31, 2022 were as follows:

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Balanced
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 1,909,605	$ —	$ —	$ —	$ (8,957)	$ 1,900,700	$ 8,158	$ 1,909,000
Series 2017-CLS, Class E, 2.347%, (1 mo. USD LIBOR + 1.95%), 11/15/34	—	224,824	—	—	(1,938)	222,888	1,538	225,000
Series 2017-CLS, Class F, 2.997%, (1 mo. USD LIBOR + 2.60%), 11/15/34	412,531	214,902	—	—	(5,415)	621,919	5,844	629,000
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36	1,304,268	—	—	—	(5,175)	1,299,014	10,047	1,315,000
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36	366,588	—	—	—	9,790	376,527	4,488	386,000
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36	184,857	—	—	—	11,778	196,635	3,289	205,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	2,457,075	—	—	—	(77,250)	2,379,825	18,750	2,500,000
Venture Capital Limited Partnership Interests
GEEMF Partners, L.P.(1)(2)(3)	10,721	—	—	—	(3,400)	7,321	—	—
Short-Term Investments
Calvert Cash Reserves Fund, LLC	17,702,327	203,612,734	(201,402,027)	(2,200)	(298)	19,910,536	7,070	19,912,528
Totals				$(2,200)	$ (80,865)	$ 26,915,365	$ 59,184

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
Bond
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 1.097%, (1 mo. USD LIBOR + 0.70%), 11/15/34	$ 17,033,394	$ 5,429,406	$ —	$ —	$ (86,427)	$ 22,375,290	$ 77,258	$ 22,473,000
Series 2017-CLS, Class B, 1.247%, (1 mo. USD LIBOR + 0.85%), 11/15/34	—	3,999,375	—	—	(20,094)	3,979,301	14,930	4,000,000
Series 2019-BPR, Class A, 1.797%, (1 mo. USD LIBOR + 1.40%), 5/15/36	8,136,055	—	—	—	(32,568)	8,103,280	62,961	8,203,000

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Bond — continued
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 4,914,150	$ —	$ —	$ —	$ (154,500)	$ 4,759,650	$ 37,500	$ 5,000,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	13,362,609	668,045,974	(580,676,881)	(30,626)	(2,967)	100,698,109	26,373	100,708,180
Totals				$(30,626)	$(296,556)	$139,915,630	$219,022

(1)	Restricted security.
Equity
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 7,833,155	$ —	$ —	$ —	$ (246,273)	$ 7,586,882	$ 59,775	$ 7,970,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	138,546,499	330,304,161	(353,496,396)	(14,889)	(11,089)	115,328,286	55,905	115,339,820
Totals				$(14,889)	$(257,362)	$122,915,168	$115,680

(1)	Restricted security.
9  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
Balanced
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,008,963	$ 42,213,303	2,279,235	$ 92,983,161
Reinvestment of distributions	1,348,283	56,393,389	397,057	15,794,829
Shares redeemed	(1,075,845)	(45,081,398)	(1,856,547)	(75,279,097)
Converted from Class C	64,942	2,706,085	168,547	6,660,417
Net increase	1,346,343	$ 56,231,379	988,292	$ 40,159,310

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Balanced — continued
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	177,214	$ 7,194,484	439,525	$ 17,229,418
Reinvestment of distributions	112,291	4,521,132	23,490	889,165
Shares redeemed	(144,973)	(5,809,783)	(472,702)	(18,415,788)
Converted to Class A	(67,501)	(2,706,085)	(174,827)	(6,660,417)
Net increase (decrease)	77,031	$ 3,199,748	(184,514)	$ (6,957,622)
Class I
Shares sold	1,002,555	$ 42,576,530	2,917,721	$120,161,052
Reinvestment of distributions	510,724	21,848,557	148,967	6,081,820
Shares redeemed	(875,403)	(37,311,976)	(1,368,210)	(56,757,304)
Net increase	637,876	$ 27,113,111	1,698,478	$ 69,485,568
Class R6
Shares sold	140,172	$ 5,945,501	315,799	$ 12,873,669
Reinvestment of distributions	22,219	949,731	6,002	245,398
Shares redeemed	(33,372)	(1,447,082)	(176,543)	(7,611,961)
Net increase	129,019	$ 5,448,150	145,258	$ 5,507,106
Bond
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,166,700	$ 35,626,929	5,847,705	$ 99,119,549
Reinvestment of distributions	460,228	7,604,755	600,546	10,194,310
Shares redeemed	(2,550,511)	(41,502,710)	(3,644,123)	(61,773,051)
Converted from Class C	33,621	550,516	180,930	3,098,659
Net increase	110,038	$ 2,279,490	2,985,058	$ 50,639,467
Class C
Shares sold	47,279	$ 774,625	189,227	$ 3,185,889
Reinvestment of distributions	13,823	227,382	19,736	332,869
Shares redeemed	(93,360)	(1,528,196)	(166,729)	(2,804,368)
Converted to Class A	(33,856)	(550,516)	(182,205)	(3,098,659)
Net decrease	(66,114)	$ (1,076,705)	(139,971)	$ (2,384,269)

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Bond — continued
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	37,227,922	$ 609,318,653	42,951,446	$ 728,966,874
Reinvestment of distributions	2,262,913	37,397,594	2,918,783	49,632,871
Shares redeemed	(21,807,766)	(357,064,306)	(25,910,924)	(439,339,983)
Net increase	17,683,069	$ 289,651,941	19,959,305	$ 339,259,762
Class R6
Shares sold	9,856,265	$ 162,521,807	6,054,120	$ 102,472,452
Reinvestment of distributions	347,410	5,734,803	342,419	5,818,329
Shares redeemed	(2,415,940)	(39,459,789)	(3,298,925)	(56,079,404)
Net increase	7,787,735	$ 128,796,821	3,097,614	$ 52,211,377
Equity
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,171,267	$ 91,200,826	2,596,260	$ 180,832,787
Reinvestment of distributions	1,039,306	81,876,572	780,979	51,036,992
Shares redeemed	(1,838,550)	(141,450,935)	(4,237,985)	(298,193,577)
Converted from Class C	56,205	4,256,440	292,252	19,689,368
Net increase (decrease)	428,228	$ 35,882,903	(568,494)	$ (46,634,430)
Class C
Shares sold	284,718	$ 11,239,842	800,638	$ 28,981,689
Reinvestment of distributions	232,685	9,195,700	158,739	5,416,186
Shares redeemed	(277,059)	(10,967,886)	(793,663)	(28,846,589)
Converted to Class A	(111,473)	(4,256,440)	(552,405)	(19,689,368)
Net increase (decrease)	128,871	$ 5,211,216	(386,691)	$ (14,138,082)
Class I
Shares sold	5,493,873	$ 499,907,415	12,055,562	$ 976,388,106
Reinvestment of distributions	1,052,347	97,994,592	873,143	67,013,757
Shares redeemed	(4,911,320)	(445,350,107)	(17,124,119)	(1,415,474,306)
Net increase (decrease)	1,634,900	$ 152,551,900	(4,195,414)	$ (372,072,443)

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Equity — continued
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class R6
Shares sold	1,271,441	$ 115,173,482	4,379,332	$ 380,560,595
Reinvestment of distributions	138,863	12,893,398	63,494	4,860,497
Shares redeemed	(941,581)	(85,230,509)	(2,772,361)	(217,978,480)
Net increase	468,723	$ 42,836,371	1,670,465	$ 167,442,612
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, Balanced and Equity are committed to future capital calls, which will increase each Fund's investment in these securities. The aggregate amount of the future capital commitments totaled $100,593 and $573,724 for Balanced and Equity, respectively, at March 31, 2022. Balanced and Equity had sufficient cash and/or securities to cover these commitments.
Unfunded capital commitments by investment at March 31, 2022 were as follows:
Balanced
Name of Investment	Unfunded Commitment
First Analysis Private Equity Fund IV, L.P.	$ 60,000
Learn Capital Venture Partners III, L.P.	40,593
Total	$100,593
Equity
Name of Investment	Unfunded Commitment
Accion Frontier Inclusion Fund L.P.	$ 19,005
Adobe Capital Social Mezzanine I L.P.	5,958
Africa Renewable Energy Fund L.P.	10,449
Arborview Capital Partners L.P.	3,929
Bridges Ventures US Sustainable Growth Fund L.P.	104,268
China Environment Fund III L.P.	1,205
Core Innovations Capital I L.P.	51,766
Cross Culture Ventures I L.P.	47,490
DBL Partners III L.P.	32,575
First Analysis Private Equity Fund V L.P.	18,302
Impact Ventures II L.P.	9,632
LeapFrog Financial Inclusion Fund	78,436
New Markets Education Partners L.P.	51,800
New Markets Venture Partners II L.P.	25,000
Owl Ventures L.P.	20,000

Calvert
Social Investment Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Equity — continued
Name of Investment	Unfunded Commitment
Westly Capital Partners Fund II L.P.	$ 93,909
Total	$573,724
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Calvert
Social Investment Fund
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Calvert Equity Fund - Investment Sub-Adviser
Atlanta Capital Management Company, LLC
1075 Peachtree Street, Suite 2100
Atlanta, GA 30309
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24204     3.31.22

Calvert
Asset Allocation Funds
Semiannual Report
March 31, 2022

Conservative Allocation    •    Moderate Allocation    •    Growth Allocation

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund and the other funds it manages. Accordingly, neither the Funds nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2022
Calvert
Asset Allocation Funds

Calvert
Conservative Allocation Fund
March 31, 2022
Performance

Portfolio Manager(s) Dan R. Strelow, CFA, CIPM, Justin H. Bourgette, CFA and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	(3.65)%	(0.59)%	6.21%	5.94%
Class A with 4.75% Maximum Sales Charge	—	—	(8.23)	(5.30)	5.18	5.42
Class C at NAV	04/29/2005	04/29/2005	(4.01)	(1.30)	5.42	5.21
Class C with 1% Maximum Sales Charge	—	—	(4.94)	(2.25)	5.42	5.21
Class I at NAV	05/20/2016	04/29/2005	(3.52)	(0.29)	6.53	6.13
Class R6 at NAV	02/01/2022	04/29/2005	(3.57)	(0.34)	6.52	6.13

Bloomberg U.S. Aggregate Bond Index	—	—	(5.92)%	(4.15)%	2.14%	2.24%
Conservative Allocation Blended Benchmark	—	—	(3.34)	0.10	6.11	5.73

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.86%	1.61%	0.61%	0.57%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Conservative Allocation Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Calvert Bond Fund, Class R6	31.9%
Calvert US Large-Cap Value Responsible Index Fund, Class I	9.6
Calvert Ultra-Short Duration Income Fund, Class R6	8.0
Calvert Floating-Rate Advantage Fund, Class R6	6.2
Calvert Flexible Bond Fund, Class R6	4.7
Calvert Short Duration Income Fund, Class R6	4.0
Calvert Equity Fund, Class R6	3.6
Calvert International Equity Fund, Class R6	3.5
Calvert High Yield Bond Fund, Class R6	3.0
Calvert US Large-Cap Growth Responsible Index Fund, Class I	2.9
Total	77.4%

*	Excludes cash and cash equivalents.

3

Calvert
Moderate Allocation Fund
March 31, 2022
Performance

Portfolio Manager(s) Dan R. Strelow, CFA, CIPM, Justin H. Bourgette, CFA and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/29/2005	04/29/2005	(2.61)%	1.44%	8.82%	8.18%
Class A with 4.75% Maximum Sales Charge	—	—	(7.23)	(3.38)	7.77	7.66
Class C at NAV	04/29/2005	04/29/2005	(2.93)	0.76	8.02	7.54
Class C with 1% Maximum Sales Charge	—	—	(3.86)	(0.20)	8.02	7.54
Class I at NAV	05/20/2016	04/29/2005	(2.45)	1.74	9.13	8.37
Class R6 at NAV	02/01/2022	04/29/2005	(2.44)	1.75	9.13	8.37

Russell 3000® Index	—	—	3.51%	11.92%	15.39%	14.28%
Moderate Allocation Blended Benchmark	—	—	(1.27)	3.58	9.25	8.50

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
	0.86%	1.61%	0.61%	0.57%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
4

Calvert
Moderate Allocation Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Calvert US Large-Cap Value Responsible Index Fund, Class I	12.2%
Calvert Bond Fund, Class R6	9.8
Calvert US Large-Cap Core Responsible Index Fund, Class R6	9.7
Calvert Ultra-Short Duration Income Fund, Class R6	7.4
Calvert International Equity Fund, Class R6	5.9
Calvert US Large-Cap Growth Responsible Index Fund, Class I	4.6
Calvert International Opportunities Fund, Class R6	4.6
Calvert Emerging Markets Advancement Fund, Class I	4.5
Calvert International Responsible Index Fund, Class R6	4.5
Calvert Floating-Rate Advantage Fund, Class R6	4.4
Total	67.6%

*	Excludes cash and cash equivalents.

5

Calvert
Growth Allocation Fund
March 31, 2022
Performance

Portfolio Manager(s) Dan R. Strelow, CFA, CIPM, Justin H. Bourgette, CFA and Schuyler Hooper, CFA, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2005	06/30/2005	(2.09)%	2.85%	11.30%	10.32%
Class A with 4.75% Maximum Sales Charge	—	—	(6.74)	(2.05)	10.22	9.79
Class C at NAV	06/30/2005	06/30/2005	(2.46)	2.10	10.47	9.50
Class C with 1% Maximum Sales Charge	—	—	(3.41)	1.11	10.47	9.50
Class I at NAV	05/20/2016	06/30/2005	(1.97)	3.11	11.62	10.51
Class R6 at NAV	02/01/2022	06/30/2005	(1.97)	3.11	11.62	10.51

Russell 3000® Index	—	—	3.51%	11.92%	15.39%	14.28%
Growth Allocation Blended Benchmark	—	—	0.30	6.27	11.60	10.58

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.93%	1.68%	0.68%	0.64%
Net	0.92	1.67	0.67	0.63
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
6

Calvert
Growth Allocation Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)

Top 10 Holdings (% of net assets)*
Calvert US Large-Cap Value Responsible Index Fund, Class I	16.5%
Calvert US Large-Cap Core Responsible Index Fund, Class R6	15.1
Calvert International Equity Fund, Class R6	9.3
Calvert International Responsible Index Fund, Class R6	7.4
Calvert International Opportunities Fund, Class R6	7.3
Calvert Emerging Markets Advancement Fund, Class I	6.4
Calvert US Large-Cap Growth Responsible Index Fund, Class I	6.1
Calvert Equity Fund, Class R6	5.5
Calvert Emerging Markets Equity Fund, Class R6	4.9
Calvert US Mid-Cap Core Responsible Index Fund, Class I	4.5
Total	83.0%

*	Excludes cash and cash equivalents.

7

Calvert
Asset Allocation Funds
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI ACWI ex USA Investable Market Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States, with comprehensive coverage of securities in those markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Conservative Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 25% Russell 3000® Index, 10% MSCI ACWI ex USA Investable Market Index and 65% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. The Moderate Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 45% Russell 3000® Index, 20% MSCI ACWI ex USA Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. The Growth Allocation Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 3000® Index, 30% MSCI ACWI ex USA Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A and the performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Calvert Research and Management became the investment adviser to each Fund on December 31, 2016. Performance reflected prior to such date is that of each Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement for Calvert Growth Allocation Fund that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profiles subject to change due to active management.

8

Calvert
Asset Allocation Funds
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022) for Class A, Class C and Class I and (February 1, 2022 to March 31, 2022) for Class R6. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the tables below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the tables below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Calvert Conservative Allocation Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$ 963.50	$1.96	0.40%
Class C	$1,000.00	$ 959.90	$5.62	1.15%
Class I	$1,000.00	$ 964.80	$0.73	0.15%
Class R6	$1,000.00	$ 969.10	$0.13	0.08%
Hypothetical **
(5% return per year before expenses)
Class A	$1,000.00	$1,022.94	$2.02	0.40%
Class C	$1,000.00	$1,019.20	$5.79	1.15%
Class I	$1,000.00	$1,024.18	$0.76	0.15%
Class R6	$1,000.00	$1,024.53	$0.40	0.08%

*	Class R6 had not commenced operations on October 1, 2021. Actual expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2022 to March 31, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6). Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
**	Hypothetical expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6). Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
9

Calvert
Asset Allocation Funds
March 31, 2022
Fund Expenses — continued

Calvert Moderate Allocation Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$ 973.90	$1.92	0.39%
Class C	$1,000.00	$ 970.70	$5.60	1.14%
Class I	$1,000.00	$ 975.50	$0.69	0.14%
Class R6	$1,000.00	$ 972.80	$0.13	0.08%
Hypothetical **
(5% return per year before expenses)
Class A	$1,000.00	$1,022.99	$1.97	0.39%
Class C	$1,000.00	$1,019.25	$5.74	1.14%
Class I	$1,000.00	$1,024.23	$0.71	0.14%
Class R6	$1,000.00	$1,024.53	$0.40	0.08%

*	Class R6 had not commenced operations on October 1, 2021. Actual expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2022 to March 31, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6). Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
**	Hypothetical expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6). Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
10

Calvert
Asset Allocation Funds
March 31, 2022
Fund Expenses — continued

Calvert Growth Allocation Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual *
Class A	$1,000.00	$ 979.10	$2.07	0.42%
Class C	$1,000.00	$ 975.40	$5.76	1.17%
Class I	$1,000.00	$ 980.30	$0.84	0.17%
Class R6	$1,000.00	$ 972.10	$0.13	0.08%
Hypothetical **
(5% return per year before expenses)
Class A	$1,000.00	$1,022.84	$2.12	0.42%
Class C	$1,000.00	$1,019.10	$5.89	1.17%
Class I	$1,000.00	$1,024.08	$0.86	0.17%
Class R6	$1,000.00	$1,024.53	$0.40	0.08%

*	Class R6 had not commenced operations on October 1, 2021. Actual expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period); 59/365 for Class R6 (to reflect the period from the commencement of operations on February 1, 2022 to March 31, 2022). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6). Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
**	Hypothetical expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021 (February 1, 2022 for Class R6). Expenses do not include fees and expenses incurred indirectly from investment in underlying affiliated funds.
11

Calvert
Conservative Allocation Fund
March 31, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 91.6%(1)

Security	Shares	Value
Equity Funds — 33.8%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	164,327	$ 5,623,273
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	284,124	8,026,505
Calvert US Large-Cap Core Responsible Index Fund, Class R6	165,824	6,588,191
Calvert US Large-Cap Growth Responsible Index Fund, Class I	183,158	9,148,751
Calvert US Large-Cap Value Responsible Index Fund, Class I	997,235	30,465,543
Calvert US Mid-Cap Core Responsible Index Fund, Class I	129,787	4,870,910
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	130,643	11,436,455
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	680,422	8,015,372
Calvert Emerging Markets Equity Fund, Class R6	218,867	4,053,407
Calvert International Equity Fund, Class R6	472,300	11,188,783
Calvert International Opportunities Fund, Class R6	309,611	5,511,082
Calvert Mid-Cap Fund, Class I	54,675	2,446,150
		$107,374,422
Income Funds — 57.8%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	1,018,476	$ 15,104,003
Calvert Floating-Rate Advantage Fund, Class R6	2,121,045	19,746,929
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	6,498,212	101,372,103
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	379,086	9,643,954
Calvert Short Duration Income Fund, Class R6	804,248	12,691,034
Calvert Ultra-Short Duration Income Fund, Class R6	2,592,905	25,410,465
		$183,968,488
Total Mutual Funds (identified cost $273,209,343)		$291,342,910

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/45(2)(3)	$3,481	$ 4,000,122
Total U.S. Treasury Obligations (identified cost $3,452,788)		$ 4,000,122

Short-Term Investments — 7.0%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(4)	22,317,820	$ 22,315,588
Total Short-Term Investments (identified cost $22,316,402)		$ 22,315,588
Total Investments — 99.8% (identified cost $298,978,533)		$317,658,620

Other Assets, Less Liabilities — 0.2%	$ 546,641
Net Assets — 100.0%	$318,205,261

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

12
See Notes to Financial Statements.

Calvert
Conservative Allocation Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	42	Long	6/30/22	$ 8,900,719	$ (117,600)
U.S. 5-Year Treasury Note	190	Long	6/30/22	21,790,625	(515,799)
U.S. 10-Year Treasury Note	162	Long	6/21/22	19,905,750	(534,519)
U.S. Long Treasury Bond	49	Long	6/21/22	7,353,062	(209,846)
U.S. Ultra 10-Year Treasury Note	76	Long	6/21/22	10,295,625	(316,448)
U.S. Ultra-Long Treasury Bond	17	Long	6/21/22	3,011,125	(101,899)
					$(1,796,111)
13
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 91.6%(1)

Security	Shares	Value
Equity Funds — 59.9%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	374,932	$ 12,830,166
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	680,931	19,236,291
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,046,546	41,579,282
Calvert US Large-Cap Growth Responsible Index Fund, Class I	399,353	19,947,673
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,713,275	52,340,538
Calvert US Mid-Cap Core Responsible Index Fund, Class I	316,407	11,874,757
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	211,303	18,497,493
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,633,849	19,246,738
Calvert Emerging Markets Equity Fund, Class R6	638,098	11,817,573
Calvert International Equity Fund, Class R6	1,078,040	25,538,758
Calvert International Opportunities Fund, Class R6	1,120,602	19,946,723
Calvert Mid-Cap Fund, Class I	97,104	4,344,450
		$257,200,442
Income Funds — 31.7%
Calvert Management Series:
Calvert Flexible Bond Fund, Class R6	999,932	$ 14,828,996
Calvert Floating-Rate Advantage Fund, Class R6	2,025,481	18,857,229
Calvert Social Investment Fund:
Calvert Bond Fund, Class R6	2,704,773	42,194,453
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	672,660	17,112,473
Calvert Short Duration Income Fund, Class R6	735,898	11,612,466
Calvert Ultra-Short Duration Income Fund, Class R6	3,239,199	31,744,153
		$136,349,770
Total Mutual Funds (identified cost $330,316,767)		$393,550,212

U.S. Treasury Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.75%, 2/15/45(2)(3)	$5,485	$ 6,303,348
Total U.S. Treasury Obligations (identified cost $5,440,865)		$ 6,303,348

Short-Term Investments — 6.7%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(4)	28,854,132	$ 28,851,246
Total Short-Term Investments (identified cost $28,852,289)		$ 28,851,246
Total Investments — 99.8% (identified cost $364,609,921)		$428,704,806

Other Assets, Less Liabilities — 0.2%	$ 801,243
Net Assets — 100.0%	$429,506,049

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

14
See Notes to Financial Statements.

Calvert
Moderate Allocation Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	44	Long	6/30/22	$ 9,324,563	$ (123,200)
U.S. 5-Year Treasury Note	129	Long	6/30/22	14,794,687	(350,200)
U.S. 10-Year Treasury Note	139	Long	6/21/22	17,079,625	(458,630)
U.S. Long Treasury Bond	63	Long	6/21/22	9,453,937	(269,802)
U.S. Ultra 10-Year Treasury Note	42	Long	6/21/22	5,689,688	(171,007)
U.S. Ultra-Long Treasury Bond	(1)	Short	6/21/22	(177,125)	6,068
					$(1,366,771)
15
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2022
Schedule of Investments (Unaudited)

Mutual Funds — 94.6%(1)

Security	Shares	Value
Equity Funds — 89.4%
Calvert Impact Fund, Inc.:
Calvert Small-Cap Fund, Class R6	385,754	$ 13,200,512
Calvert Responsible Index Series, Inc.:
Calvert International Responsible Index Fund, Class R6	822,657	23,240,069
Calvert US Large-Cap Core Responsible Index Fund, Class R6	1,198,165	47,603,091
Calvert US Large-Cap Growth Responsible Index Fund, Class I	385,709	19,266,175
Calvert US Large-Cap Value Responsible Index Fund, Class I	1,697,573	51,860,837
Calvert US Mid-Cap Core Responsible Index Fund, Class I	376,031	14,112,434
Calvert Social Investment Fund:
Calvert Equity Fund, Class R6	198,150	17,346,082
Calvert World Values Fund, Inc.:
Calvert Emerging Markets Advancement Fund, Class I	1,709,495	20,137,849
Calvert Emerging Markets Equity Fund, Class R6	839,109	15,540,306
Calvert International Equity Fund, Class R6	1,237,487	29,316,065
Calvert International Opportunities Fund, Class R6	1,280,181	22,787,215
Calvert Mid-Cap Fund, Class I	140,753	6,297,275
		$280,707,910
Income Funds — 5.2%
Calvert Management Series:
Calvert Floating-Rate Advantage Fund, Class R6	596,014	$ 5,548,892
The Calvert Fund:
Calvert High Yield Bond Fund, Class R6	426,266	10,844,217
		$ 16,393,109
Total Mutual Funds (identified cost $240,060,059)		$297,101,019

U.S. Treasury Obligations — 1.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.25%, 2/15/50(2)(3)	$3,389	$ 3,564,267
Total U.S. Treasury Obligations (identified cost $3,387,711)		$ 3,564,267

Short-Term Investments — 4.2%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(4)	13,236,929	$ 13,235,605
Total Short-Term Investments (identified cost $13,235,557)		$ 13,235,605
Total Investments — 99.9% (identified cost $256,683,327)		$313,900,891

Other Assets, Less Liabilities — 0.1%	$ 374,345
Net Assets — 100.0%	$314,275,236

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated fund.
(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(4)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.

16
See Notes to Financial Statements.

Calvert
Growth Allocation Fund
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	19	Long	6/30/22	$ 2,179,063	$ (51,580)
U.S. 10-Year Treasury Note	77	Long	6/21/22	9,461,375	(254,061)
U.S. Long Treasury Bond	19	Long	6/21/22	2,851,187	(81,369)
U.S. Ultra 10-Year Treasury Note	24	Long	6/21/22	3,251,250	(110,655)
U.S. Ultra-Long Treasury Bond	(26)	Short	6/21/22	(4,605,250)	157,779
					$(339,886)
17
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited)

	March 31, 2022
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $3,452,788, $5,440,865 and $3,387,711, respectively)	$ 4,000,122	$ 6,303,348	$ 3,564,267
Investments in securities of affiliated issuers, at value (identified cost $295,525,745, $359,169,056 and $253,295,616, respectively)	313,658,498	422,401,458	310,336,624
Receivable for variation margin on open futures contracts	153,706	115,501	15,962
Receivable for capital shares sold	596,279	1,203,285	629,529
Interest receivable	6,905	7,957	1,314
Dividends receivable - affiliated	380,412	288,458	60,476
Trustees' deferred compensation plan	145,684	214,260	113,612
Total assets	$318,941,606	$430,534,267	$314,721,784
Liabilities
Due to custodian	$ —	$ 107,516	$ —
Payable for investments purchased	391,421	296,225	61,589
Payable for capital shares redeemed	62,985	227,332	117,418
Payable to affiliates:
Distribution and service fees	65,530	92,077	62,380
Sub-transfer agency fee	15,177	18,996	—
Trustees' deferred compensation plan	145,684	214,260	113,612
Accrued expenses	55,548	71,812	91,549
Total liabilities	$ 736,345	$ 1,028,218	$ 446,548
Net Assets	$318,205,261	$429,506,049	$314,275,236
Sources of Net Assets
Paid-in capital	$ 300,764,139	$ 362,820,085	$ 253,359,557
Distributable earnings	17,441,122	66,685,964	60,915,679
Net Assets	$318,205,261	$429,506,049	$314,275,236
Class A Shares
Net Assets	$ 210,712,777	$ 303,715,479	$ 226,212,405
Shares Outstanding	11,563,858	13,910,043	8,829,533
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.22	$ 21.83	$ 25.62
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 19.13	$ 22.92	$ 26.90
Class C Shares
Net Assets	$ 24,266,208	$ 34,017,331	$ 18,507,795
Shares Outstanding	1,349,106	1,659,646	867,970
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.99	$ 20.50	$ 21.32
Class I Shares
Net Assets	$ 83,216,583	$ 91,763,513	$ 69,545,317
Shares Outstanding	4,563,452	4,198,002	2,701,209
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.24	$ 21.86	$ 25.75
18
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited) — continued

March 31, 2022
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Class R6 Shares
Net Assets	$ 9,693	$ 9,726	$ 9,719
Shares Outstanding	532	445	378
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$ 18.23	$ 21.86	$ 25.75

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
19
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2022
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Investment Income
Dividend income - affiliated issuers	$ 2,969,249	$ 4,228,117	$ 2,960,984
Interest income	113,715	179,126	101,643
Total investment income	$ 3,082,964	$ 4,407,243	$ 3,062,627
Expenses
Distribution and service fees:
Class A	$ 268,445	$ 391,245	$ 287,276
Class C	130,713	179,044	95,243
Trustees' fees and expenses	6,388	8,702	6,122
Custodian fees	744	311	231
Transfer agency fees and expenses	136,927	197,668	180,095
Accounting fees	15,596	24,720	15,330
Professional fees	15,282	15,728	14,618
Registration fees	46,177	42,636	35,522
Reports to shareholders	6,128	6,710	6,437
Miscellaneous	7,667	7,765	7,919
Total expenses	$ 634,067	$ 874,529	$ 648,793
Net investment income	$ 2,448,897	$ 3,532,714	$ 2,413,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 31,829	$ 49,022	$ 59,841
Investment securities - affiliated issuers	4,182	1,357,154	(620,502)
Futures contracts	(2,076,602)	(1,544,591)	223,438
Written options	95,709	174,104	195,197
Capital gains distributions received from affiliated issuers	4,361,727	8,196,394	7,817,649
Net realized gain	$ 2,416,845	$ 8,232,083	$ 7,675,623
Change in unrealized appreciation (depreciation):
Investment securities	$ (227,716)	$ (346,509)	$ (171,833)
Investment securities - affiliated issuers	(15,297,739)	(21,613,641)	(16,284,641)
Futures contracts	(1,373,570)	(1,121,024)	(536,004)
Written options	19,211	36,675	40,167
Net change in unrealized appreciation (depreciation)	$(16,879,814)	$(23,044,499)	$(16,952,311)
Net realized and unrealized loss	$(14,462,969)	$(14,812,416)	$ (9,276,688)
Net decrease in net assets from operations	$(12,014,072)	$(11,279,702)	$ (6,862,854)
20
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,448,897	$ 3,532,714	$ 2,413,834
Net realized gain	2,416,845	8,232,083	7,675,623
Net change in unrealized appreciation (depreciation)	(16,879,814)	(23,044,499)	(16,952,311)
Net decrease in net assets from operations	$ (12,014,072)	$ (11,279,702)	$ (6,862,854)
Distributions to shareholders:
Class A	$ (8,112,312)	$ (14,994,030)	$ (8,025,816)
Class C	(896,854)	(1,706,175)	(660,905)
Class I	(2,755,050)	(4,476,182)	(2,187,032)
Class R6(1)	(26)	(17)	—
Total distributions to shareholders	$ (11,764,242)	$ (21,176,404)	$ (10,873,753)
Capital share transactions:
Class A	$ 15,155,286	$ 14,385,429	$ 14,966,577
Class C	(871,920)	333,159	1,034,013
Class I	26,657,264	7,905,818	18,342,248
Class R6(1)	10,026	10,017	10,000
Net increase in net assets from capital share transactions	$ 40,950,656	$ 22,634,423	$ 34,352,838
Net increase (decrease) in net assets	$ 17,172,342	$ (9,821,683)	$ 16,616,231
Net Assets
At beginning of period	$ 301,032,919	$ 439,327,732	$ 297,659,005
At end of period	$318,205,261	$429,506,049	$314,275,236

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
21
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2021
	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,494,848	$ 3,930,762	$ 1,019,944
Net realized gain	10,041,017	16,952,944	7,018,472
Net change in unrealized appreciation (depreciation)	15,109,909	44,627,542	45,190,340
Net increase in net assets from operations	$ 28,645,774	$ 65,511,248	$ 53,228,756
Distributions to shareholders:
Class A	$ (7,555,578)	$ (11,455,609)	$ (5,971,036)
Class C	(885,825)	(1,303,488)	(555,944)
Class I	(2,113,609)	(3,258,054)	(959,883)
Total distributions to shareholders	$ (10,555,012)	$ (16,017,151)	$ (7,486,863)
Capital share transactions:
Class A	$ 21,690,288	$ 16,528,914	$ 29,969,401
Class C	(3,896,996)	(2,684,281)	(1,206,936)
Class I	19,302,335	23,376,837	31,370,919
Net increase in net assets from capital share transactions	$ 37,095,627	$ 37,221,470	$ 60,133,384
Net increase in net assets	$ 55,186,389	$ 86,715,567	$105,875,277
Net Assets
At beginning of year	$ 245,846,530	$ 352,612,165	$ 191,783,728
At end of year	$301,032,919	$439,327,732	$297,659,005
22
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights

	Conservative Allocation Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.63	$ 18.34	$ 17.57	$ 17.25	$ 17.25	$ 16.48
Income (Loss) From Operations
Net investment income(1)	$ 0.15	$ 0.25	$ 0.30	$ 0.37	$ 0.33	$ 0.30
Net realized and unrealized gain (loss)	(0.83)	1.80	1.17	0.70	0.36	0.96
Total income (loss) from operations	$ (0.68)	$ 2.05	$ 1.47	$ 1.07	$ 0.69	$ 1.26
Less Distributions
From net investment income	$ (0.24)	$ (0.29)	$ (0.32)	$ (0.41)	$ (0.42)	$ (0.33)
From net realized gain	(0.49)	(0.47)	(0.38)	(0.34)	(0.27)	(0.16)
Total distributions	$ (0.73)	$ (0.76)	$ (0.70)	$ (0.75)	$ (0.69)	$ (0.49)
Net asset value — End of period	$ 18.22	$ 19.63	$ 18.34	$ 17.57	$ 17.25	$ 17.25
Total Return(2)	(3.65)% (3)	11.37%	8.66%	6.57%	4.08%	7.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$210,713	$211,702	$177,060	$159,188	$150,237	$138,512
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.40% (6)	0.40%	0.41%	0.44%	0.44%	0.51%
Net expenses(5)	0.40% (6)	0.40%	0.41%	0.44%	0.44%	0.44%
Net investment income	1.57% (6)	1.28%	1.70%	2.18%	1.93%	1.77%
Portfolio Turnover	9% (3)	23%	36%	85%	94%	46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
23
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Conservative Allocation Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.39	$ 18.11	$ 17.36	$ 17.05	$ 17.06	$ 16.28
Income (Loss) From Operations
Net investment income(1)	$ 0.08	$ 0.10	$ 0.17	$ 0.25	$ 0.20	$ 0.17
Net realized and unrealized gain (loss)	(0.82)	1.80	1.15	0.68	0.36	0.96
Total income (loss) from operations	$ (0.74)	$ 1.90	$ 1.32	$ 0.93	$ 0.56	$ 1.13
Less Distributions
From net investment income	$ (0.17)	$ (0.15)	$ (0.19)	$ (0.28)	$ (0.30)	$ (0.19)
From net realized gain	(0.49)	(0.47)	(0.38)	(0.34)	(0.27)	(0.16)
Total distributions	$ (0.66)	$ (0.62)	$ (0.57)	$ (0.62)	$ (0.57)	$ (0.35)
Net asset value — End of period	$ 17.99	$ 19.39	$ 18.11	$ 17.36	$ 17.05	$ 17.06
Total Return(2)	(4.01)% (3)	10.62%	7.81%	5.77%	3.30%	7.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,266	$27,062	$29,017	$29,828	$33,843	$33,661
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.15% (6)	1.15%	1.15%	1.19%	1.19%	1.30%
Net expenses(5)	1.15% (6)	1.15%	1.15%	1.19%	1.19%	1.19%
Net investment income	0.82% (6)	0.54%	0.97%	1.47%	1.17%	1.03%
Portfolio Turnover	9% (3)	23%	36%	85%	94%	46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
24
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Conservative Allocation Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 19.65	$ 18.35	$ 17.58	$ 17.25	$ 17.23	$ 16.48
Income (Loss) From Operations
Net investment income(1)	$ 0.17	$ 0.29	$ 0.34	$ 0.42	$ 0.41	$ 0.40
Net realized and unrealized gain (loss)	(0.82)	1.82	1.18	0.70	0.34	0.91
Total income (loss) from operations	$ (0.65)	$ 2.11	$ 1.52	$ 1.12	$ 0.75	$ 1.31
Less Distributions
From net investment income	$ (0.27)	$ (0.34)	$ (0.37)	$ (0.45)	$ (0.46)	$ (0.40)
From net realized gain	(0.49)	(0.47)	(0.38)	(0.34)	(0.27)	(0.16)
Total distributions	$ (0.76)	$ (0.81)	$ (0.75)	$ (0.79)	$ (0.73)	$ (0.56)
Net asset value — End of period	$ 18.24	$ 19.65	$ 18.35	$ 17.58	$ 17.25	$17.23
Total Return(2)	(3.52)% (3)	11.70%	8.93%	6.89%	4.40%	8.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,217	$62,269	$39,770	$28,288	$19,605	$ 3,052
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.15% (6)	0.15%	0.16%	0.19%	0.19%	1.43%
Net expenses(5)	0.15% (6)	0.15%	0.16%	0.16%	0.09%	0.09%
Net investment income	1.80% (6)	1.51%	1.93%	2.44%	2.36%	2.37%
Portfolio Turnover	9% (3)	23%	36%	85%	94%	46%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
25
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

Conservative Allocation Fund — Class R6
Period Ended March 31, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 18.86
Income (Loss) From Operations
Net investment income(2)	$ 0.04
Net realized and unrealized loss	(0.62)
Total loss from operations	$ (0.58)
Less Distributions
From net investment income	$ (0.05)
Total distributions	$ (0.05)
Net asset value — End of period	$18.23
Total Return(3)	(3.09)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.08% (7)
Net expenses(6)	0.08% (7)
Net investment income	1.39% (7)
Portfolio Turnover	9% (4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	For the six months ended March 31, 2022.
26
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Moderate Allocation Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 23.50	$ 20.66	$ 19.49	$ 19.77	$ 19.32	$ 17.86
Income (Loss) From Operations
Net investment income(1)	$ 0.19	$ 0.22	$ 0.26	$ 0.31	$ 0.29	$ 0.28
Net realized and unrealized gain (loss)	(0.74)	3.54	1.73	0.43	1.15	1.93
Total income (loss) from operations	$ (0.55)	$ 3.76	$ 1.99	$ 0.74	$ 1.44	$ 2.21
Less Distributions
From net investment income	$ (0.35)	$ (0.25)	$ (0.26)	$ (0.40)	$ (0.47)	$ (0.28)
From net realized gain	(0.77)	(0.67)	(0.56)	(0.62)	(0.52)	(0.47)
Total distributions	$ (1.12)	$ (0.92)	$ (0.82)	$ (1.02)	$ (0.99)	$ (0.75)
Net asset value — End of period	$ 21.83	$ 23.50	$ 20.66	$ 19.49	$ 19.77	$ 19.32
Total Return(2)	(2.61)% (3)	18.53%	10.44%	4.44%	7.62%	12.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$303,715	$312,287	$259,726	$247,372	$231,146	$213,343
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.39% (6)	0.39%	0.41%	0.42%	0.43%	0.50%
Net expenses(5)	0.39% (6)	0.39%	0.41%	0.42%	0.43%	0.44%
Net investment income	1.61% (6)	0.98%	1.32%	1.65%	1.47%	1.52%
Portfolio Turnover	11% (3)	26%	35%	89%	73%	45%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
27
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Moderate Allocation Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 22.14	$ 19.56	$ 18.52	$ 18.84	$ 18.37	$ 17.11
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.05	$ 0.11	$ 0.19	$ 0.13	$ 0.14
Net realized and unrealized gain (loss)	(0.67)	3.33	1.64	0.38	1.10	1.84
Total income (loss) from operations	$ (0.58)	$ 3.38	$ 1.75	$ 0.57	$ 1.23	$ 1.98
Less Distributions
From net investment income	$ (0.29)	$ (0.13)	$ (0.15)	$ (0.27)	$ (0.24)	$ (0.25)
From net realized gain	(0.77)	(0.67)	(0.56)	(0.62)	(0.52)	(0.47)
Total distributions	$ (1.06)	$ (0.80)	$ (0.71)	$ (0.89)	$ (0.76)	$ (0.72)
Net asset value — End of period	$ 20.50	$ 22.14	$ 19.56	$ 18.52	$ 18.84	$ 18.37
Total Return(2)	(2.93)% (3)	17.60%	9.62%	3.68%	6.83%	12.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,017	$36,398	$34,674	$36,679	$45,880	$42,529
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.14% (6)	1.14%	1.16%	1.17%	1.18%	1.29%
Net expenses(5)	1.14% (6)	1.14%	1.16%	1.17%	1.18%	1.19%
Net investment income	0.86% (6)	0.24%	0.59%	1.04%	0.72%	0.77%
Portfolio Turnover	11% (3)	26%	35%	89%	73%	45%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
28
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Moderate Allocation Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 23.52	$ 20.68	$ 19.51	$ 19.79	$ 19.36	$ 17.85
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.28	$ 0.30	$ 0.35	$ 0.33	$ 0.26
Net realized and unrealized gain (loss)	(0.72)	3.54	1.74	0.44	1.19	2.02
Total income (loss) from operations	$ (0.51)	$ 3.82	$ 2.04	$ 0.79	$ 1.52	$ 2.28
Less Distributions
From net investment income	$ (0.38)	$ (0.31)	$ (0.31)	$ (0.45)	$ (0.57)	$ (0.30)
From net realized gain	(0.77)	(0.67)	(0.56)	(0.62)	(0.52)	(0.47)
Total distributions	$ (1.15)	$ (0.98)	$ (0.87)	$ (1.07)	$ (1.09)	$ (0.77)
Net asset value — End of period	$ 21.86	$ 23.52	$ 20.68	$ 19.51	$ 19.79	$19.36
Total Return(2)	(2.45)% (3)	18.80%	10.71%	4.69%	8.04%	13.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$91,764	$90,643	$58,212	$42,444	$29,145	$ 9,124
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.14% (6)	0.14%	0.16%	0.17%	0.17%	0.55%
Net expenses(5)	0.14% (6)	0.14%	0.16%	0.14%	0.09%	0.09%
Net investment income	1.85% (6)	1.22%	1.51%	1.83%	1.70%	1.43%
Portfolio Turnover	11% (3)	26%	35%	89%	73%	45%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
29
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

Moderate Allocation Fund — Class R6
Period Ended March 31, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 22.51
Income (Loss) From Operations
Net investment income(2)	$ 0.03
Net realized and unrealized loss	(0.64)
Total loss from operations	$ (0.61)
Less Distributions
From net investment income	$ (0.04)
Total distributions	$ (0.04)
Net asset value — End of period	$21.86
Total Return(3)	(2.72)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.08% (7)
Net expenses(6)	0.08% (7)
Net investment income	0.79% (7)
Portfolio Turnover	11% (4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	For the six months ended March 31, 2022.
30
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Growth Allocation Fund — Class A
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.07	$ 22.15	$ 20.38	$ 21.16	$ 20.27	$ 18.12
Income (Loss) From Operations
Net investment income(1)	$ 0.21	$ 0.11	$ 0.18	$ 0.20	$ 0.22	$ 0.23
Net realized and unrealized gain (loss)	(0.71)	5.63	2.35	0.15	1.79	2.82
Total income (loss) from operations	$ (0.50)	$ 5.74	$ 2.53	$ 0.35	$ 2.01	$ 3.05
Less Distributions
From net investment income	$ (0.49)	$ (0.12)	$ (0.20)	$ (0.36)	$ (0.44)	$ (0.23)
From net realized gain	(0.46)	(0.70)	(0.56)	(0.77)	(0.68)	(0.67)
Total distributions	$ (0.95)	$ (0.82)	$ (0.76)	$ (1.13)	$ (1.12)	$ (0.90)
Net asset value — End of period	$ 25.62	$ 27.07	$ 22.15	$ 20.38	$ 21.16	$ 20.27
Total Return(2)	(2.09)% (3)	26.32%	12.52%	2.56%	10.19%	17.59%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$226,212	$224,233	$157,659	$136,474	$129,981	$116,680
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.42% (6)	0.44%	0.47%	0.52%	0.52%	0.60%
Net expenses(5)	0.42% (6)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income	1.57% (6)	0.43%	0.87%	1.04%	1.07%	1.24%
Portfolio Turnover	6% (3)	17%	43%	92%	64%	55%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
31
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Growth Allocation Fund — Class C
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 22.61	$ 18.63	$ 17.26	$ 18.10	$ 17.50	$ 15.85
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.09	$ (0.06)	$ 0.02	$ 0.08	$ 0.06	$ 0.08
Net realized and unrealized gain (loss)	(0.59)	4.72	1.98	0.08	1.53	2.45
Total income (loss) from operations	$ (0.50)	$ 4.66	$ 2.00	$ 0.16	$ 1.59	$ 2.53
Less Distributions
From net investment income	$ (0.33)	$ —	$ (0.07)	$ (0.23)	$ (0.31)	$ (0.21)
From net realized gain	(0.46)	(0.68)	(0.56)	(0.77)	(0.68)	(0.67)
Total distributions	$ (0.79)	$ (0.68)	$ (0.63)	$ (1.00)	$ (0.99)	$ (0.88)
Net asset value — End of period	$ 21.32	$ 22.61	$ 18.63	$ 17.26	$ 18.10	$ 17.50
Total Return(2)	(2.46)% (3)	25.38%	11.67%	1.80%	9.39%	16.72%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,508	$18,612	$16,419	$15,189	$19,372	$18,045
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	1.17% (6)	1.19%	1.22%	1.27%	1.27%	1.42%
Net expenses(5)	1.17% (6)	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income (loss)	0.83% (6)	(0.28)%	0.13%	0.48%	0.33%	0.52%
Portfolio Turnover	6% (3)	17%	43%	92%	64%	55%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
32
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

	Growth Allocation Fund — Class I
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 27.23	$ 22.27	$ 20.48	$ 21.26	$ 20.35	$ 18.14
Income (Loss) From Operations
Net investment income(1)	$ 0.23	$ 0.14	$ 0.21	$ 0.24	$ 0.25	$ 0.36
Net realized and unrealized gain (loss)	(0.69)	5.69	2.39	0.16	1.84	2.77
Total income (loss) from operations	$ (0.46)	$ 5.83	$ 2.60	$ 0.40	$ 2.09	$ 3.13
Less Distributions
From net investment income	$ (0.56)	$ (0.17)	$ (0.25)	$ (0.41)	$ (0.50)	$ (0.25)
From net realized gain	(0.46)	(0.70)	(0.56)	(0.77)	(0.68)	(0.67)
Total distributions	$ (1.02)	$ (0.87)	$ (0.81)	$ (1.18)	$ (1.18)	$ (0.92)
Net asset value — End of period	$ 25.75	$ 27.23	$ 22.27	$ 20.48	$ 21.26	$20.35
Total Return(2)	(1.97)% (3)	26.63%	12.81%	2.84%	10.57%	18.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,545	$54,814	$17,706	$11,864	$11,938	$ 1,790
Ratios (as a percentage of average daily net assets):(4)
Total expenses(5)	0.17% (6)	0.19%	0.22%	0.27%	0.26%	1.76%
Net expenses(5)	0.17% (6)	0.18%	0.18%	0.15%	0.08%	0.08%
Net investment income	1.74% (6)	0.52%	1.03%	1.23%	1.20%	1.91%
Portfolio Turnover	6% (3)	17%	43%	92%	64%	55%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Amounts do not include the expenses of the Underlying Funds.
(6)	Annualized.
33
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Financial Highlights — continued

Growth Allocation Fund — Class R6
Period Ended March 31, 2022(1) (Unaudited)
Net asset value — Beginning of period	$ 26.49
Income (Loss) From Operations
Net investment income(2)	$ 0.01
Net realized and unrealized loss	(0.75)
Total loss from operations	$ (0.74)
Net asset value — End of period	$25.75
Total Return(3)	(2.79)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	0.08% (7)
Net expenses(6)	0.08% (7)
Net investment income	0.17% (7)
Portfolio Turnover	6% (4)(8)

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Amounts do not include the expenses of the Underlying Funds.
(7)	Annualized.
(8)	For the six months ended March 31, 2022.
34
See Notes to Financial Statements.

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Conservative Allocation Fund (Conservative), Calvert Moderate Allocation Fund (Moderate) and Calvert Growth Allocation Fund (Growth) (each a Fund and collectively, the Funds) are diversified series of Calvert Social Investment Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of Conservative is to seek current income and capital appreciation, consistent with the preservation of capital. The investment objective of Moderate is to seek long-term capital appreciation and growth of income, with current income a secondary objective. The investment objective of Growth is to seek long-term capital appreciation. Each Fund is a "fund-of-funds" that invests primarily in a combination of other Calvert equity and income funds (the Underlying Funds). The financial statements of the Underlying Funds are included in their shareholder reports, which are available free of charge at www.calvert.com.
Each Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was increased to 5.25%. A contingent deferred sales charge of 0.80% (1.00% effective April 29, 2022) may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and is subject to different expenses.
Each Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds use independent pricing services approved by the Board of Trustees (the Board) to value their investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value each Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. Calvert Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
35

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Funds’ adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Funds might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following tables summarize the market value of each of the Funds' holdings as of March 31, 2022, based on the inputs used to value them:
Conservative
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 291,342,910	$ —	$ —	$ 291,342,910
U.S. Treasury Obligations	—	4,000,122	—	4,000,122
Short-Term Investments	—	22,315,588	—	22,315,588
Total Investments	$291,342,910	$26,315,710	$ —	$317,658,620
Liability Description
Futures Contracts	$ (1,796,111)	$ —	$ —	$ (1,796,111)
Total	$ (1,796,111)	$ —	$ —	$ (1,796,111)
Moderate
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 393,550,212	$ —	$ —	$ 393,550,212
U.S. Treasury Obligations	—	6,303,348	—	6,303,348
Short-Term Investments	—	28,851,246	—	28,851,246
Total Investments	$393,550,212	$35,154,594	$ —	$428,704,806
Futures Contracts	$ 6,068	$ —	$ —	$ 6,068
Total	$393,556,280	$35,154,594	$ —	$428,710,874
Liability Description
Futures Contracts	$ (1,372,839)	$ —	$ —	$ (1,372,839)
Total	$ (1,372,839)	$ —	$ —	$ (1,372,839)
36

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Growth
Asset Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 297,101,019	$ —	$ —	$ 297,101,019
U.S. Treasury Obligations	—	3,564,267	—	3,564,267
Short-Term Investments	—	13,235,605	—	13,235,605
Total Investments	$297,101,019	$16,799,872	$ —	$313,900,891
Futures Contracts	$ 157,779	$ —	$ —	$ 157,779
Total	$297,258,798	$16,799,872	$ —	$314,058,670
Liability Description
Futures Contracts	$ (497,665)	$ —	$ —	$ (497,665)
Total	$ (497,665)	$ —	$ —	$ (497,665)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Distributions from the Underlying Funds are recorded on the ex-dividend date. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of each Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statements of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Funds may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds.
E  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Funds is included in the Statements of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Funds' policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Funds have the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Funds is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Funds' policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, each Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract
37

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

termination. The Funds, as writers of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bear the market risk of an unfavorable change in the price of the instrument underlying the written option. The Funds may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Funds on ex-dividend date. Distributions from net investment income are declared and paid quarterly for Conservative and Moderate and annually for Growth. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Funds' tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds' financial statements. Each Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
CRM, an indirect, wholly-owned subsidiary of Morgan Stanley, provides investment advisory services to the Funds. CRM does not receive compensation from the Funds for performing investment advisory services. CRM does, however, receive a fee for investment advisory services provided to the Underlying Funds. CRM does not receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse the Funds’ operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses, borrowing costs, taxes or litigation expenses) for Conservative, Moderate and Growth exceed 0.44%, 0.44% and 0.43%, respectively, for Class A; 1.19%, 1.19% and 1.18%, respectively, for Class C; 0.19%, 0.19% and 0.18%, respectively, for Class I; and 0.15%, 0.15% and 0.14%, respectively, for Class R6 of such class's average daily net assets. The expense reimbursement agreements with CRM may be changed or terminated after January 31, 2023. For the six months ended March 31, 2022, no expenses were waived or reimbursed for Conservative, Moderate and Growth. CRM serves as the administrator of the Funds, but receives no compensation.
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Funds' principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Funds by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. In addition, pursuant to the Class C Plan, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees for Conservative, Moderate and Growth paid or accrued for the six months ended March 31, 2022 amounted to $268,445, $391,245 and $287,276, respectively, for Class A shares and $130,713, $179,044 and $95,243, respectively, for Class C shares.
The Funds were informed that EVD received $21,521, $44,036 and $68,517 for Conservative, Moderate and Growth, respectively, as their portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. The Funds were also informed that EVD received $3,414, $2,860 and $2,871 for Conservative, Moderate and Growth, respectively, of contingent deferred sales charges paid by each Fund's shareholders for the same period.
38

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, sub-transfer agency fees and expenses incurred to EVM amounted to $17,608, $25,184 and $3,772 for Conservative, Moderate and Growth, respectively, and are included in transfer agency fees and expenses on the Statements of Operations.
Each Trustee of the Funds who is not an employee of CRM or its affiliates receives an annual fee of $214,000 ($154,000 prior to January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Funds or other Calvert funds selected by the Trustees. The Funds purchase shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Funds' assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Funds who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2022, the cost of purchases and proceeds from sales of investments, other than short-term securities, were as follows:
	Conservative	Moderate	Growth
Purchases
Non-U.S. Government and Agency Securities	$70,885,750	$61,697,674	$58,199,129
Sales
Non-U.S. Government and Agency Securities	$24,451,229	$42,756,553	$17,128,922
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Funds at March 31, 2022, as determined on a federal income tax basis, were as follows:
	Conservative	Moderate	Growth
Aggregate cost	$299,525,726	$365,514,833	$256,907,327
Gross unrealized appreciation	$ 23,653,981	$ 65,837,649	$ 57,074,265
Gross unrealized depreciation	(7,317,198)	(4,014,447)	(420,587)
Net unrealized appreciation	$ 16,336,783	$ 61,823,202	$ 56,653,678
5  Financial Instruments
A summary of futures contracts outstanding at March 31, 2022 is included in each Fund's Schedule of Investments. During the six months ended March 31, 2022, each Fund used futures contracts and purchased and written options contracts to facilitate the periodic rebalancing of its portfolio to maintain its target asset allocation and to make tactical asset allocations.
39

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

At March 31, 2022, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Conservative
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$ —	$(1,796,111) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Moderate
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$6,068 (1)	$(1,372,839) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
Growth
Derivative	Statements of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$157,779 (1)	$(497,665) (1)

(1)	Only the current day's variation margin is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the six months ended March 31, 2022 was as follows:
Conservative
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ 31,829	$ —	$ 31,829
Futures contracts	—	(2,076,602)	(2,076,602)
Written options	95,709	—	95,709
Total	$127,538	$(2,076,602)	$(1,949,064)
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ 36,976	$ —	$ 36,976
Futures contracts	—	(1,373,570)	(1,373,570)
Written options	19,211	—	19,211
Total	$ 56,187	$(1,373,570)	$(1,317,383)

(1)	Relates to purchased options.
40

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Moderate
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ 49,022	$ —	$ 49,022
Futures contracts	—	(1,544,591)	(1,544,591)
Written options	174,104	—	174,104
Total	$223,126	$(1,544,591)	$(1,321,465)
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ 70,590	$ —	$ 70,590
Futures contracts	—	(1,121,024)	(1,121,024)
Written options	36,675	—	36,675
Total	$107,265	$(1,121,024)	$(1,013,759)

(1)	Relates to purchased options.
Growth
Statements of Operations Caption	Equity price	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ 59,841	$ —	$ 59,841
Futures contracts	—	223,438	223,438
Written options	195,197	—	195,197
Total	$255,038	$ 223,438	$ 478,476
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ 77,313	$ —	$ 77,313
Futures contracts	—	(536,004)	(536,004)
Written options	40,167	—	40,167
Total	$117,480	$(536,004)	$(418,524)

(1)	Relates to purchased options.
The average notional cost of futures contracts and the average number of purchased and written options contracts outstanding during the six months ended March 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
	Conservative	Moderate	Growth
Futures contracts — long	$54,386,000	$43,878,000	$10,404,000
Futures contracts — short	$ —	$ 192,000	$ 7,711,000
Purchased options	6	11	12
Written options	(7)	(13)	(14)
41

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, each Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on each Fund's assets to the extent of any overdraft. At March 31, 2022, Moderate had a payment due to SSBT pursuant to the foregoing arrangement of $107,516. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2022. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2022. The Funds' average overdraft advances during the six months ended March 31, 2022 were not significant.
7  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time.
The Funds had no borrowings pursuant to their line of credit during the six months ended March 31, 2022.
8  Affiliated Funds
At March 31, 2022, the value of each Fund’s investment in affiliated funds was $313,658,498, $422,401,458 and $310,336,624 for Conservative, Moderate and Growth, respectively, which represents 98.6%, 98.3% and 98.8% of net assets for Conservative, Moderate and Growth, respectively. Transactions in affiliated funds by the Funds for the six months ended March 31, 2022 were as follows:
Conservative
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
Bond Fund, Class R6	$77,659,304	$31,499,949	$ (475,693)	$ (38,171)	$ (7,273,286)	$ 101,372,103	$ 961,231	$ 985,379	6,498,212
Cash Reserves Fund, LLC	36,741,730	39,219,334	(53,639,811)	(2,926)	(2,739)	22,315,588	11,551	—	22,317,820
Emerging Markets Advancement Fund, Class I	5,847,825	2,559,311	—	—	(391,764)	8,015,372	35,507	233,243	680,422
Emerging Markets Equity Fund, Class R6	5,034,476	549,485	(931,666)	(35,608)	(563,280)	4,053,407	38,951	—	218,867
Equity Fund, Class R6	8,789,733	3,842,314	(828,244)	1,163	(368,511)	11,436,455	19,379	350,891	130,643
Flexible Bond Fund, Class R6	16,578,282	1,939,096	(2,579,622)	(68,258)	(765,495)	15,104,003	197,102	181,222	1,018,476
Floating-Rate Advantage Fund, Class R6	20,511,732	2,068,172	(2,378,623)	(60,097)	(394,255)	19,746,929	424,712	—	2,121,045
High Yield Bond Fund, Class R6	3,033,107	6,920,033	(63,426)	(4,157)	(241,603)	9,643,954	91,831	—	379,086
42

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Conservative — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
International Equity Fund, Class R6	$ 9,524,109	$ 4,152,339	$ (1,075,254)	$ (114,629)	$ (1,297,782)	$ 11,188,783	$ 115,485	$ 507,275	472,300
International Opportunities Fund, Class R6	8,067,159	1,212,227	(2,362,130)	188,061	(1,594,235)	5,511,082	105,292	406,994	309,611
International Responsible Index Fund, Class R6	7,255,748	1,286,772	—	—	(516,015)	8,026,505	159,175	—	284,124
Mid-Cap Fund, Class I	2,180,760	526,799	—	—	(261,409)	2,446,150	3,525	233,995	54,675
Short Duration Income Fund, Class R6	12,021,656	1,448,033	(158,587)	(7,018)	(613,050)	12,691,034	113,520	78,718	804,248
Small-Cap Fund, Class R6	3,710,141	2,231,844	(190,277)	(12,312)	(116,123)	5,623,273	6,359	254,367	164,327
Ultra-Short Duration Income Fund, Class R6	31,530,433	2,952,100	(8,673,825)	(72,284)	(325,959)	25,410,465	128,840	—	2,592,905
US Large-Cap Core Responsible Index Fund, Class R6	5,837,809	992,054	(318,752)	4,914	72,166	6,588,191	54,127	15,572	165,824
US Large-Cap Growth Responsible Index Fund, Class I	8,020,619	1,726,584	(606,022)	24,687	(17,117)	9,148,751	35,539	131,054	183,158
US Large-Cap Value Responsible Index Fund, Class I	30,177,417	4,236,609	(3,745,682)	206,128	(408,929)	30,465,543	443,837	876,451	997,235
US Mid-Cap Core Responsible Index Fund, Class I	4,415,971	742,029	(63,426)	(5,311)	(218,353)	4,870,910	23,286	106,566	129,787
Totals				$ 4,182	$(15,297,739)	$313,658,498	$2,969,249	$4,361,727
43

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Moderate
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
Bond Fund, Class R6	$34,196,342	$11,120,442	$ (132,471)	$ (6,550)	$ (2,983,310)	$ 42,194,453	$ 395,383	$ 406,228	2,704,773
Cash Reserves Fund, LLC	38,142,702	25,020,396	(34,306,346)	(2,388)	(3,118)	28,851,246	12,819	—	28,854,132
Emerging Markets Advancement Fund, Class I	17,288,189	3,835,137	(926,469)	(28,992)	(921,127)	19,246,738	96,792	635,817	1,633,849
Emerging Markets Equity Fund, Class R6	14,848,764	990,097	(2,199,564)	(191,756)	(1,629,968)	11,817,573	122,487	—	638,098
Equity Fund, Class R6	15,155,815	5,579,827	(1,606,281)	19,823	(651,691)	18,497,493	34,126	617,918	211,303
Flexible Bond Fund, Class R6	16,709,396	965,329	(2,031,386)	(65,371)	(748,972)	14,828,996	193,602	179,235	999,932
Floating-Rate Advantage Fund, Class R6	21,346,966	1,108,784	(3,158,804)	(54,322)	(385,395)	18,857,229	423,762	—	2,025,481
High Yield Bond Fund, Class R6	7,814,448	10,027,740	(173,670)	(6,147)	(549,898)	17,112,473	201,144	—	672,660
International Equity Fund, Class R6	29,157,548	4,836,302	(4,720,685)	(404,943)	(3,329,464)	25,538,758	347,803	1,527,750	1,078,040
International Opportunities Fund, Class R6	27,074,370	2,079,048	(4,315,930)	379,755	(5,270,520)	19,946,723	371,681	1,436,687	1,120,602
International Responsible Index Fund, Class R6	18,280,878	3,508,178	(1,175,389)	(79,628)	(1,297,748)	19,236,291	391,481	—	680,931
Mid-Cap Fund, Class I	4,298,748	678,250	(130,153)	(15,801)	(486,594)	4,344,450	6,810	452,094	97,104
Short Duration Income Fund, Class R6	12,214,865	690,935	(695,402)	(22,022)	(575,910)	11,612,466	110,328	78,412	735,898
Small-Cap Fund, Class R6	7,649,737	5,956,553	(603,503)	(21,341)	(151,280)	12,830,166	12,935	517,423	374,932
Ultra-Short Duration Income Fund, Class R6	38,808,462	1,571,050	(8,154,352)	(65,373)	(415,634)	31,744,153	155,383	—	3,239,199
US Large-Cap Core Responsible Index Fund, Class R6	41,055,860	2,723,544	(2,751,292)	666,850	(115,680)	41,579,282	373,309	107,398	1,046,546
44

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
US Large-Cap Growth Responsible Index Fund, Class I	$19,385,399	$ 2,118,966	$ (1,584,553)	$ 464,043	$ (436,182)	$ 19,947,673	$ 84,429	$ 311,341	399,353
US Large-Cap Value Responsible Index Fund, Class I	57,646,663	3,077,514	(8,087,261)	794,392	(1,090,770)	52,340,538	831,956	1,642,877	1,713,275
US Mid-Cap Core Responsible Index Fund, Class I	11,927,622	829,978	(309,388)	(3,075)	(570,380)	11,874,757	61,887	283,214	316,407
Totals				$1,357,154	$(21,613,641)	$422,401,458	$4,228,117	$8,196,394
Growth
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
Cash Reserves Fund, LLC	$21,124,678	$28,090,913	$(35,977,812)	$ (130)	$ (2,044)	$ 13,235,605	$ 6,067	$ —	13,236,929
Emerging Markets Advancement Fund, Class I	17,386,469	4,062,524	(299,347)	(16,931)	(994,866)	20,137,849	100,722	661,635	1,709,495
Emerging Markets Equity Fund, Class R6	15,675,473	2,254,094	(285,626)	(35,380)	(2,068,255)	15,540,306	134,478	—	839,109
Equity Fund, Class R6	13,068,966	5,374,787	(417,835)	19,282	(699,118)	17,346,082	30,016	543,496	198,150
Floating-Rate Advantage Fund, Class R6	6,015,719	542,023	(874,710)	(22,362)	(111,778)	5,548,892	124,146	—	596,014
High Yield Bond Fund, Class R6	—	10,986,825	(61,241)	(666)	(80,701)	10,844,217	44,661	—	426,266
International Equity Fund, Class R6	30,423,182	6,772,159	(3,815,559)	(495,397)	(3,568,320)	29,316,065	367,477	1,614,167	1,237,487
International Opportunities Fund, Class R6	25,451,309	4,342,367	(1,879,803)	(36,887)	(5,089,771)	22,787,215	366,758	1,417,656	1,280,181
45

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Growth — continued
Name of Calvert Fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Capital gains distributions received	Shares/Units, end of period
International Responsible Index Fund, Class R6	$20,942,871	$ 4,157,542	$ (244,965)	$ (20,976)	$ (1,594,403)	$ 23,240,069	$ 438,531	$ —	822,657
Mid-Cap Fund, Class I	5,774,009	1,434,218	(214,345)	(34,259)	(662,348)	6,297,275	9,239	613,368	140,753
Small-Cap Fund, Class R6	10,259,604	4,099,937	(704,275)	(50,944)	(403,810)	13,200,512	17,594	703,777	385,754
US Large-Cap Core Responsible Index Fund, Class R6	43,487,601	4,518,689	(803,528)	35,719	364,610	47,603,091	400,494	115,218	1,198,165
US Large-Cap Growth Responsible Index Fund, Class I	17,346,206	2,632,826	(642,822)	32,062	(102,097)	19,266,175	76,517	282,162	385,709
US Large-Cap Value Responsible Index Fund, Class I	52,542,564	5,215,308	(5,482,007)	173,714	(588,742)	51,860,837	767,813	1,516,211	1,697,573
US Mid-Cap Core Responsible Index Fund, Class I	14,559,808	1,805,830	(1,402,859)	(167,347)	(682,998)	14,112,434	76,471	349,959	376,031
Totals				$ (620,502)	$(16,284,641)	$310,336,624	$2,960,984	$7,817,649
9  Capital Shares
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes.
Transactions in capital shares for the six months ended March 31, 2022 and the year ended September 30, 2021 were as follows:
46

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Conservative
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,170,301	$ 22,494,453	2,489,240	$ 48,232,172
Reinvestment of distributions	404,789	7,810,531	376,102	7,142,236
Shares redeemed	(835,098)	(15,924,624)	(1,935,603)	(37,474,641)
Converted from Class C	40,386	774,926	197,991	3,790,521
Net increase	780,378	$ 15,155,286	1,127,730	$ 21,690,288
Class C
Shares sold	123,881	$ 2,349,719	301,649	$ 5,725,633
Reinvestment of distributions	45,643	871,741	45,315	845,660
Shares redeemed	(175,399)	(3,318,454)	(352,334)	(6,677,768)
Converted to Class A	(40,936)	(774,926)	(200,651)	(3,790,521)
Net decrease	(46,811)	$ (871,920)	(206,021)	$ (3,896,996)
Class I
Shares sold	1,763,333	$ 33,714,700	1,460,241	$ 28,209,196
Reinvestment of distributions	142,910	2,754,841	111,024	2,113,388
Shares redeemed	(512,214)	(9,812,277)	(569,184)	(11,020,249)
Net increase	1,394,029	$ 26,657,264	1,002,081	$ 19,302,335
Class R6(1)
Shares sold	531	$ 10,000	—	$ —
Reinvestment of distributions	1	26	—	—
Net increase	532	$ 10,026	—	$ —

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
Moderate
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	899,801	$ 20,744,925	1,770,464	$ 40,539,363
Reinvestment of distributions	619,859	14,432,453	500,217	10,997,453
Shares redeemed	(966,820)	(22,320,566)	(1,767,741)	(39,928,872)
Converted from Class C	66,089	1,528,617	219,257	4,920,970
Net increase	618,929	$ 14,385,429	722,197	$ 16,528,914
47

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Moderate — continued
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	102,561	$ 2,198,647	308,159	$ 6,692,235
Reinvestment of distributions	77,534	1,697,985	62,727	1,295,936
Shares redeemed	(94,188)	(2,034,856)	(267,358)	(5,751,482)
Converted to Class A	(70,324)	(1,528,617)	(232,182)	(4,920,970)
Net increase (decrease)	15,583	$ 333,159	(128,654)	$ (2,684,281)
Class I
Shares sold	572,370	$ 13,226,791	1,460,779	$ 33,125,719
Reinvestment of distributions	188,945	4,401,888	145,616	3,213,692
Shares redeemed	(416,993)	(9,722,861)	(567,043)	(12,962,574)
Net increase	344,322	$ 7,905,818	1,039,352	$ 23,376,837
Class R6(1)
Shares sold	444	$ 10,000	—	$ —
Reinvestment of distributions	1	17	—	—
Net increase	445	$ 10,017	—	$ —

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
Growth
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	821,730	$ 22,197,357	1,718,002	$ 44,592,171
Reinvestment of distributions	283,744	7,856,849	236,514	5,778,037
Shares redeemed	(575,895)	(15,562,046)	(887,939)	(22,828,968)
Converted from Class C	18,001	474,417	98,413	2,428,161
Net increase	547,580	$ 14,966,577	1,164,990	$ 29,969,401
Class C
Shares sold	104,897	$ 2,352,911	237,157	$ 5,152,583
Reinvestment of distributions	28,516	658,447	26,856	551,078
Shares redeemed	(66,849)	(1,502,928)	(205,037)	(4,482,436)
Converted to Class A	(21,599)	(474,417)	(117,233)	(2,428,161)
Net increase (decrease)	44,965	$ 1,034,013	(58,257)	$ (1,206,936)
48

Calvert
Asset Allocation Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Growth — continued
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Shares sold	855,695	$ 22,843,493	1,461,296	$ 37,842,154
Reinvestment of distributions	78,583	2,185,402	39,090	958,486
Shares redeemed	(246,003)	(6,686,647)	(282,580)	(7,429,721)
Net increase	688,275	$ 18,342,248	1,217,806	$ 31,370,919
Class R6(1)
Shares sold	378	$ 10,000	—	$ —
Net increase	378	$ 10,000	—	$ —

(1)	For the period from the commencement of operations, February 1, 2022, to March 31, 2022.
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
49

Calvert
Asset Allocation Funds
March 31, 2022
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President
50

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

51

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
52

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24206     3.31.22

Item 2. Code of Ethics.

Not required in this filing.

Item 3. Audit Committee Financial Expert.

Not required in this filing.

Item 4. Principal Accountant Fees and Services.

Not required in this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Social Investment Fund

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 24, 2022

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 24, 2022